UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New Markets Income Fund

March 31, 2007

1.799864.103

NMI-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.3%
		Principal Amount (d)	Value
Argentina - 0.7%
Inversiones y Representaciones SA 8.5% 2/2/17 (f)		$ 4,160,000	$ 4,154,800
Telecom Personal SA 9.25% 12/22/10 (f)		9,795,000	10,235,775
TOTAL ARGENTINA			14,390,575
Bahamas (Nassau) - 0.3%
Odebrecht Overseas Ltd. 9.625%		5,589,000	5,840,505
Brazil - 0.1%
Bertin Ltda 10.25% 10/5/16 (f)		2,730,000	2,998,905
Cayman Islands - 0.6%
Banco Safra SA 10.875% 4/3/17 (f)	BRL	8,260,000	3,958,083
CFG Investment SAC 9.25% 12/19/13 (f)		5,605,000	5,857,225
Minerva Overseas Ltd. 9.5% 2/1/17 (f)		4,165,000	4,243,094
TOTAL CAYMAN ISLANDS			14,058,402
Chile - 0.2%
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (f)		4,890,000	4,996,886
Dominican Republic - 0.5%
Cap Cana SA 9.625% 11/3/13 (f)		7,510,000	7,847,950
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (f)		3,835,000	4,101,536
TOTAL DOMINICAN REPUBLIC			11,949,486
Germany - 1.3%
Dresdner Bank AG 10.375% 8/17/09		2,320,000	2,499,800
JSC Severstal 9.25% 4/19/14 (Issued by Citigroup Global Markets Deutschland AG for JSC Severstal) (f)		9,310,000	10,112,988
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		9,865,000	10,234,938
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		7,105,000	7,655,638
TOTAL GERMANY			30,503,364
Indonesia - 0.3%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(f)		4,420,000	110,500
0% 7/5/01 (Reg. S) (c)		1,335,000	33,375
Majapahit Holding BV 7.25% 10/17/11 (f)		5,510,000	5,654,638
TOTAL INDONESIA			5,798,513
Ireland - 0.2%
Red Arrow International Leasing 8.375% 3/31/12	RUB	127,279,510	5,069,433
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Korea (South) - 0.4%
Hanarotelecom, Inc. 7% 2/1/12 (f)		$ 9,570,000	$ 9,689,625
Luxembourg - 4.0%
Millicom International Cellular SA 10% 12/1/13		8,935,000	9,761,488
Mobile Telesystems Finance SA:
8.375% 10/14/10 (Reg. S)		5,520,000	5,851,200
8% 1/28/12		11,496,000	12,157,020
8% 1/28/12 (f)		12,640,000	13,366,800
8.375% 10/14/10 (f)		4,110,000	4,356,600
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09		6,535,000	6,731,050
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		7,985,000	7,844,145
RSHB Capital SA:
6.97% 9/21/16 (e)		4,180,000	4,274,050
7.175% 5/16/13 (f)		4,930,000	5,201,150
Vimpel Communications 8.25% 5/23/16 (Issued by UBS Luxembourg SA for Vimpel Communications)		23,320,000	24,835,800
TOTAL LUXEMBOURG			94,379,303
Malaysia - 1.5%
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		16,700,000	20,390,700
Petronas Capital Ltd. 7.875% 5/22/22 (Reg. S)		12,460,000	15,325,800
TOTAL MALAYSIA			35,716,500
Mexico - 1.7%
Cablemas SA de CV 9.375% 11/15/15		7,740,000	8,630,100
Gruma SA de CV 7.75%		13,390,000	13,825,175
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (f)		5,185,000	5,651,650
Vitro SAB de CV:
8.625% 2/1/12 (f)		5,800,000	5,901,500
9.125% 2/1/17 (f)		5,520,000	5,616,600
TOTAL MEXICO			39,625,025
Multi-National - 0.2%
Inter-American Development Bank 6.625% 4/17/17	PEN	13,600,000	4,390,042
Netherlands - 0.9%
Bulgaria Steel Finance BV 12% 5/4/13 unit	EUR	5,100,000	4,973,183
Majapahit Holding BV 7.75% 10/17/16		5,205,000	5,452,238
PT Indosat International Finance Co. BV 7.125% 6/22/12 (f)		11,320,000	11,489,800
TOTAL NETHERLANDS			21,915,221
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Pakistan - 0.2%
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		$ 5,285,000	$ 5,496,400
Singapore - 0.3%
Empire Capital Resources Pte. Ltd. 9.375% 12/15/11 (f)		5,370,000	5,665,350
Tunisia - 0.2%
Banque Centrale de Tunisie 7.375% 4/25/12		5,015,000	5,447,795
United Kingdom - 0.6%
Credit Suisse First Boston International 8% 11/6/15 (f)		9,980,000	10,626,604
Standard Bank PLC 8.125% 9/30/09		4,200,000	4,252,500
TOTAL UNITED KINGDOM			14,879,104
United States of America - 2.7%
Freeport-McMoRan Copper & Gold, Inc. 8.25% 4/1/15		10,965,000	11,787,375
Pemex Project Funding Master Trust:
6.625% 6/15/35		15,190,000	15,645,700
7.375% 12/15/14		12,720,000	14,049,240
8.625% 2/1/22		16,955,000	21,066,588
TOTAL UNITED STATES OF AMERICA			62,548,903
Venezuela - 0.4%
Petrozuata Finance, Inc.:
7.63% 4/1/09 (f)		3,208,476	3,200,455
8.22% 4/1/17 (f)		6,055,000	6,145,825
TOTAL VENEZUELA			9,346,280
TOTAL NONCONVERTIBLE BONDS (Cost $399,451,531)			404,705,617
Government Obligations - 74.2%

Argentina - 4.5%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		24,843,800	28,918,183
par 1.33% 12/31/38 (g)		38,385,000	19,864,238
5.475% 8/3/12 (g)		34,102,500	32,350,768
Government Obligations - continued
		Principal Amount (d)	Value
Argentina - continued
Argentine Republic: - continued
8.375% 12/20/49 (c)		$ 12,860,000	$ 4,501,000
11% 10/9/49 (c)		3,010,000	1,083,600
11.6719% 2/20/08 (g)	ARS	33,440,737	10,906,814
11.75% 4/7/09 (c)		4,145,000	1,512,925
Gross Domestic Product Linked Security 12/15/35 (h)		44,280,000	6,097,356
TOTAL ARGENTINA			105,234,884
Belize - 0.1%
Belize Government 4.25% 2/20/29 (e)(f)		4,137,600	3,516,960
Brazil - 13.1%
Brazilian Federative Republic:
7.125% 1/20/37		22,625,000	24,978,000
7.875% 3/7/15		9,365,000	10,657,370
8% 1/15/18		23,470,000	26,497,630
8.25% 1/20/34		28,215,000	35,254,643
8.75% 2/4/25		25,690,000	32,947,425
8.875% 10/14/19		12,625,000	15,907,500
8.875% 4/15/24		16,615,000	21,474,888
10.125% 5/15/27		7,325,000	10,639,563
10.5% 7/14/14		7,950,000	10,227,675
11% 8/17/40		39,965,000	53,852,838
12.25% 3/6/30		12,770,000	21,996,325
12.5% 1/5/16	BRL	40,375,000	22,405,584
12.75% 1/15/20		13,455,000	21,528,000
TOTAL BRAZIL			308,367,441
Colombia - 2.6%
Colombian Republic:
7.375% 9/18/37		9,400,000	10,227,200
8.125% 5/21/24		2,665,000	3,110,055
10.375% 1/28/33		3,750,000	5,426,250
10.75% 1/15/13		8,030,000	9,957,200
11.75% 3/1/10	COP	16,557,000,000	8,006,305
11.75% 2/25/20		16,991,000	24,976,770
TOTAL COLOMBIA			61,703,780
Dominican Republic - 1.2%
Dominican Republic:
9.04% 1/23/18 (f)		8,131,748	9,392,169
9.5% 9/27/11		16,876,106	18,141,814
TOTAL DOMINICAN REPUBLIC			27,533,983
Government Obligations - continued
		Principal Amount (d)	Value
Ecuador - 1.5%
Ecuador Republic:
9.375% 12/15/15 (f)		$ 5,925,000	$ 5,664,300
10% 8/15/30 (Reg. S)		26,145,000	23,269,050
12% 11/15/12 (f)		826,200	797,283
12% 11/15/12 (Reg. S)		5,124,480	4,945,123
TOTAL ECUADOR			34,675,756
El Salvador - 1.0%
El Salvador Republic:
7.65% 6/15/35		6,750,000	7,701,750
7.75% 1/24/23 (Reg. S)		5,830,000	6,704,500
8.25% 4/10/32 (Reg. S)		3,585,000	4,334,265
8.5% 7/25/11 (Reg. S)		4,410,000	4,873,050
TOTAL EL SALVADOR			23,613,565
Indonesia - 1.9%
Indonesian Republic:
6.75% 3/10/14		4,765,000	4,973,707
7.5% 1/15/16 (f)		20,360,000	22,371,568
8.5% 10/12/35 (f)		13,385,000	16,430,088
TOTAL INDONESIA			43,775,363
Iraq - 0.5%
Republic of Iraq 5.8% 1/15/28 (f)		17,255,000	11,172,613
Ivory Coast - 0.7%
Ivory Coast:
Brady past due interest 2% 3/30/18 (Reg. S) (c)(g)		28,865,750	7,793,753
FLIRB 2.5% 3/29/18 (Reg. S) (c)(g)		35,955,000	9,528,075
TOTAL IVORY COAST			17,321,828
Lebanon - 2.3%
Lebanese Republic:
7.125% 3/5/10		9,710,000	9,370,150
7.875% 5/20/11 (Reg. S)		7,305,000	7,177,163
8.6044% 11/30/09 (f)(g)		8,695,000	8,673,263
8.6044% 11/30/09 (g)		2,470,000	2,463,825
10.125% 8/6/08		5,370,000	5,484,113
10.25% 10/6/09 (Reg. S)		5,015,000	5,228,138
11.625% 5/11/16 (Reg. S)		12,565,000	14,795,288
TOTAL LEBANON			53,191,940
Government Obligations - continued
		Principal Amount (d)	Value
Mexico - 5.8%
United Mexican States:
5.875% 1/15/14		$ 11,860,000	$ 12,215,800
6.625% 3/3/15		9,673,000	10,446,840
6.75% 9/27/34		10,205,000	11,128,553
7.5% 4/8/33		17,420,000	20,729,800
8.125% 12/30/19		8,390,000	10,298,725
8.3% 8/15/31		20,450,000	26,349,825
11.375% 9/15/16		10,850,000	15,553,475
11.5% 5/15/26		17,480,000	28,579,800
TOTAL MEXICO			135,302,818
Nigeria - 0.0%
Central Bank of Nigeria warrants 11/15/20 (a)(i)		2,250	504,000
Pakistan - 0.5%
Islamic Republic of Pakistan:
6.75% 2/19/09		3,515,000	3,532,575
7.125% 3/31/16 (f)		4,080,000	4,161,600
Pakistan International Sukuk Co. Ltd. 7.6% 1/27/10 (g)		4,325,000	4,422,313
TOTAL PAKISTAN			12,116,488
Panama - 0.6%
Panamanian Republic:
7.125% 1/29/26		5,370,000	5,799,600
8.875% 9/30/27		7,220,000	9,187,450
TOTAL PANAMA			14,987,050
Peru - 2.0%
Peruvian Republic:
7.35% 7/21/25		11,160,000	12,700,080
8.75% 11/21/33		5,895,000	7,751,925
9.875% 2/6/15		9,925,000	12,619,638
euro Brady past due interest 6.125% 3/7/17 (g)		13,621,800	13,587,746
TOTAL PERU			46,659,389
Philippines - 6.8%
National Power Corp. 6.875% 11/2/16 (f)		5,485,000	5,587,844
Philippine Republic:
7.75% 1/14/31		17,965,000	20,255,538
8.875% 3/17/15		13,520,000	15,852,200
9% 2/15/13		16,640,000	19,116,032
9.375% 1/18/17		12,905,000	15,905,413
9.5% 2/2/30		24,815,000	32,941,913
Government Obligations - continued
		Principal Amount (d)	Value
Philippines - continued
Philippine Republic: - continued
9.875% 1/15/19		$ 20,625,000	$ 26,606,250
10.625% 3/16/25		15,360,000	21,811,200
TOTAL PHILIPPINES			158,076,390
Russia - 10.4%
Russian Federation:
5% 3/31/30 (Reg. S) (e)		154,690,163	175,573,318
11% 7/24/18 (Reg. S)		17,657,000	25,470,223
12.75% 6/24/28 (Reg. S)		23,092,000	41,911,980
TOTAL RUSSIA			242,955,521
Serbia & Montenegro - 0.3%
Republic of Serbia 3.75% 11/1/24 (e)(f)		7,545,000	7,139,834
Sri Lanka - 0.2%
Government of the Democratic Socialist Republic of Sri Lanka 9.75% 4/1/08	LKR	455,600,000	4,006,229
Turkey - 8.1%
Turkish Republic:
6.875% 3/17/36		22,740,000	21,728,070
7% 9/26/16		21,665,000	22,017,056
7.375% 2/5/25		5,895,000	6,048,270
8% 2/14/34		19,640,000	21,397,780
9.5% 1/15/14		13,950,000	16,307,550
11% 1/14/13		25,290,000	30,917,025
11.5% 1/23/12		12,540,000	15,273,720
11.75% 6/15/10		14,750,000	17,264,875
11.875% 1/15/30		20,565,000	31,592,981
14% 1/19/11	TRY	8,890,000	5,676,544
TOTAL TURKEY			188,223,871
Ukraine - 1.2%
City of Kiev 8.75% 8/8/08		8,315,000	8,606,025
Ukraine Government:
6.875% 3/4/11 (Reg. S)		3,855,000	3,985,299
7.65% 6/11/13 (Reg. S)		9,285,000	10,057,976
8.775% 8/5/09 (g)		5,615,000	5,965,938
TOTAL UKRAINE			28,615,238
United States of America - 2.0%
U.S. Treasury Bonds 4.75% 2/15/37		46,940,000	46,206,563
Government Obligations - continued
		Principal Amount (d)	Value
Uruguay - 1.7%
Uruguay Republic:
7.625% 3/21/36		$ 10,430,000	$ 11,499,075
7.875% 1/15/33 pay-in-kind		8,351,550	9,458,130
8% 11/18/22		12,310,000	13,971,850
9.25% 5/17/17		3,315,000	4,052,588
TOTAL URUGUAY			38,981,643
Venezuela - 4.8%
Venezuelan Republic:
oil recovery rights 4/15/20 (i)		171,700	6,224,125
6% 12/9/20		11,815,000	10,875,708
6.36% 4/20/11 (g)		18,365,000	18,236,445
7% 12/1/18 (Reg. S)		6,245,000	6,357,410
7.65% 4/21/25		4,145,000	4,393,700
8.5% 10/8/14		17,235,000	19,191,173
9.375% 1/13/34		11,545,000	14,887,278
10.75% 9/19/13		10,220,000	12,468,400
13.625% 8/15/18		12,818,000	18,970,640
TOTAL VENEZUELA			111,604,879
Vietnam - 0.4%
Vietnamese Socialist Republic 6.875% 1/15/16 (f)		7,970,000	8,567,750
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,611,704,747)			1,734,055,776
Common Stocks - 0.5%
		Shares
Bermuda - 0.0%
APP China Group Ltd. (a)		42,508	212,539
India - 0.1%
Nagarjuna Construction Co. Ltd.		262,200	969,357
Philippines - 0.1%
Jollibee Food Corp.		2,851,500	3,229,231
Turkey - 0.3%
Acibadem Saglik Hizmetleri AS		326,994	3,664,588
Common Stocks - continued
		Shares	Value
Turkey - continued
Coca-Cola Icecek AS		333,000	$ 2,679,310
Tupras-Turkiye Petrol Rafinerileri AS		71,000	1,581,178
TOTAL TURKEY			7,925,076
TOTAL COMMON STOCKS (Cost $13,274,562)			12,336,203
Convertible Preferred Stocks - 0.3%

United States of America - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75% (Cost $5,792,318)		57,200	6,116,825
Preferred Securities - 3.5%
		Principal Amount (d)
CONSUMER DISCRETIONARY - 1.3%
Media - 1.3%
Globo Comunicacoes e Participacoes SA 9.375%		$ 22,585,000	23,563,833
Net Servicos de Comunicacao SA 9.25% (f)		5,820,000	6,014,569
			29,578,402
ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Pemex Project Funding Master Trust 7.75%		50,276,000	52,243,390
TOTAL PREFERRED SECURITIES (Cost $80,516,618)			81,821,792
Money Market Funds - 2.7%
		Shares
Fidelity Cash Central Fund, 5.41% (b) (Cost $63,075,720)		63,075,720	63,075,720
Cash Equivalents - 0.2%
		Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.23%, dated 3/30/07 due 4/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $4,123,000)		$ 4,124,799	4,123,000
Purchased Options - 0.1%
	Expiration Date/Strike Price	Underlying Face Amount	Value
Argentina - 0.1%
Lehman Brothers Holdings, Inc. Call Option on $66,215,000 notional amount of Argentine Republic Gross Domestic Product Linked Security 12/15/35	March 2008/ $13.85	$ 9,117,806	$ 1,304,436
Venezuela - 0.0%
Lehman Brothers Holdings, Inc. Call Option on $42,495,000 notional amount of Venezuelan Republic 9.25% 9/15/27	April 2007/ $125.55	53,331,225	480,194
TOTAL PURCHASED OPTIONS (Cost $1,842,245)			1,784,630
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $2,179,780,741)			2,308,019,563
NET OTHER ASSETS - 1.2%			28,986,974
NET ASSETS - 100%			$ 2,337,006,537
Security Type Abbreviation
FLIRB - Front Loaded Interest Reduction Bonds
Currency Abbreviations
ARS	-	Argentine peso
BRL	-	Brazilian real
COP	-	Colombian peso
EUR	-	European Monetary Unit
LKR	-	Sri Lankan rupee
PEN	-	Peruvian new sol
RUB	-	Russian ruble
TRY	-	New Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $291,905,301 or 12.5% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Security is linked to Argentine Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentine GDP, subject to certain conditions.

(i) Quantity represents share amount.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,123,000 due 4/02/07 at 5.23%
BNP Paribas Securities Corp.	$ 1,199,292
Banc of America Securities LLC	416,096
Barclays Capital, Inc.	1,417,346
Deutsche Bank Securities, Inc.	1,090,266
$ 4,123,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 710,455
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,182,194,294. Net unrealized appreciation aggregated $125,825,269, of which $139,376,332 related to appreciated investment securities and $13,551,063 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Strategic Income Fund

March 31, 2007

1.799874.103

FSN-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 32.8%
		Principal Amount (000s)(d)	Value (000s)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. 0% 4/15/24		$ 620	$ 671
Nonconvertible Bonds - 32.8%
CONSUMER DISCRETIONARY - 5.7%
Auto Components - 0.3%
Affinia Group, Inc. 9% 11/30/14		6,965	6,861
Delco Remy International, Inc.:
9.375% 4/15/12		830	133
11% 5/1/09		980	162
Visteon Corp. 7% 3/10/14		4,790	4,191
			11,347
Automobiles - 0.3%
Fiat Finance & Trade Ltd. 5.625% 11/15/11	EUR	1,100	1,508
General Motors Corp.:
8.375% 7/5/33	EUR	900	1,142
8.375% 7/15/33		13,535	12,114
			14,764
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		2,695	2,965
Hotels, Restaurants & Leisure - 1.3%
Carrols Corp. 9% 1/15/13		4,090	4,192
Gaylord Entertainment Co.:
6.75% 11/15/14		2,620	2,551
8% 11/15/13		2,055	2,106
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		3,065	3,027
Mandalay Resort Group:
6.375% 12/15/11		1,780	1,784
6.5% 7/31/09		2,865	2,897
MGM Mirage, Inc.:
6% 10/1/09		1,360	1,362
6.625% 7/15/15		4,030	3,894
6.75% 9/1/12		1,685	1,681
6.75% 4/1/13		2,110	2,084
6.875% 4/1/16		2,110	2,052
8.5% 9/15/10		275	295
Mohegan Tribal Gaming Authority 6.875% 2/15/15		3,040	3,032
Royal Caribbean Cruises Ltd. 5.625% 1/27/14	EUR	775	1,035
Scientific Games Corp. 6.25% 12/15/12		880	856
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Six Flags, Inc.:
9.625% 6/1/14		$ 990	$ 931
9.75% 4/15/13		6,645	6,329
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		5,231	4,708
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		3,280	3,483
Vail Resorts, Inc. 6.75% 2/15/14		6,165	6,165
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		1,435	1,119
9% 1/15/12		770	793
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (g)		669	709
Wheeling Island Gaming, Inc. 10.125% 12/15/09		1,300	1,320
			58,405
Household Durables - 0.1%
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15		1,490	1,300
7.75% 5/15/13		1,475	1,302
Meritage Homes Corp. 6.25% 3/15/15		2,590	2,331
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		1,300	1,417
			6,350
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		950	950
Media - 2.8%
AMC Entertainment, Inc. 11% 2/1/16		2,570	2,930
Cablemas SA de CV 9.375% 11/15/15		4,630	5,162
CanWest Media, Inc. 8% 9/15/12		1,130	1,175
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15		8,554	8,875
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		3,770	3,973
10.25% 9/15/10		3,650	3,842
CSC Holdings, Inc.:
7.25% 4/15/12 (g)(h)		5,610	5,582
7.625% 4/1/11		3,575	3,664
7.625% 7/15/18		15,185	15,337
7.875% 2/15/18		12,625	12,972
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
EchoStar Communications Corp.:
6.625% 10/1/14		$ 10,955	$ 11,024
7% 10/1/13		3,460	3,555
7.125% 2/1/16		4,165	4,300
Haights Cross Communications, Inc. 0% 8/15/11 (e)		2,480	1,761
iesy Repository GmbH 10.375% 2/15/15 (g)		3,210	3,419
Liberty Media Corp.:
5.7% 5/15/13		7,015	6,647
8.25% 2/1/30		5,310	5,308
8.5% 7/15/29		7,010	7,171
MediMedia USA, Inc. 11.375% 11/15/14 (g)		770	809
PanAmSat Corp.:
6.375% 1/15/08		920	920
9% 8/15/14		2,980	3,218
9% 6/15/16 (g)		2,050	2,255
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		4,230	4,516
10.375% 9/1/14 (g)		10,205	11,455
Sun Media Corp. Canada 7.625% 2/15/13		2,000	2,005
The Reader's Digest Association, Inc. 9% 2/15/17 (g)		2,710	2,608
			134,483
Specialty Retail - 0.5%
AutoNation, Inc.:
7% 4/15/14		1,300	1,310
7.36% 4/15/13 (h)		940	947
Michaels Stores, Inc.:
0% 11/1/16 (e)(g)		400	252
10% 11/1/14 (g)		4,540	4,863
11.375% 11/1/16 (g)		8,735	9,412
Sally Holdings LLC:
9.25% 11/15/14 (g)		1,320	1,360
10.5% 11/15/16 (g)		5,970	6,149
			24,293
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.3%
Levi Strauss & Co.:
8.875% 4/1/16		$ 7,010	$ 7,501
9.75% 1/15/15		5,185	5,665
			13,166
TOTAL CONSUMER DISCRETIONARY			266,723
CONSUMER STAPLES - 0.4%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (g)		1,495	1,599
Food Products - 0.3%
Bertin Ltda 10.25% 10/5/16 (g)		1,535	1,686
Gruma SA de CV 7.75%		4,760	4,915
Hines Nurseries, Inc. 10.25% 10/1/11		520	458
Michael Foods, Inc. 8% 11/15/13		610	622
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,005	1,045
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)		4,290	3,861
Swift & Co.:
10.125% 10/1/09		850	876
12.5% 1/1/10		1,325	1,391
			14,854
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		320	333
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		700	704
Tobacco - 0.1%
BAT Holdings BV 4.375% 9/15/14	EUR	2,000	2,610
TOTAL CONSUMER STAPLES			20,100
ENERGY - 3.7%
Energy Equipment & Services - 0.6%
Allis-Chalmers Energy, Inc. 8.5% 3/1/17		1,080	1,064
CHC Helicopter Corp. 7.375% 5/1/14		2,915	2,857
Complete Production Services, Inc. 8% 12/15/16 (g)		4,220	4,326
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Hanover Compressor Co.:
7.5% 4/15/13		$ 500	$ 509
8.625% 12/15/10		720	756
9% 6/1/14		2,720	2,931
Ocean Rig Norway AS 8.375% 7/1/13 (g)		1,330	1,410
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		4,675	5,708
Seabulk International, Inc. 9.5% 8/15/13		5,070	5,488
			25,049
Oil, Gas & Consumable Fuels - 3.1%
ANR Pipeline, Inc. 7.375% 2/15/24		2,700	3,068
Atlas Pipeline Partners LP 8.125% 12/15/15		1,210	1,240
Berry Petroleum Co. 8.25% 11/1/16		2,670	2,663
Chaparral Energy, Inc.:
8.5% 12/1/15		2,600	2,581
8.875% 2/1/17 (g)		1,870	1,889
Chesapeake Energy Corp.:
6.5% 8/15/17		5,265	5,179
6.875% 11/15/20		6,675	6,642
7% 8/15/14		1,135	1,169
7.5% 6/15/14		1,115	1,165
7.625% 7/15/13		4,080	4,325
El Paso Production Holding Co. 7.75% 6/1/13		5,000	5,175
Energy Partners Ltd. 8.75% 8/1/10		5,155	5,400
EXCO Resources, Inc. 7.25% 1/15/11		880	882
Forest Oil Corp. 8% 12/15/11		190	197
Gaz Capital SA Luxembourg 5.03% 2/25/14	EUR	1,800	2,382
Harvest Operations Corp. 7.875% 10/15/11		1,540	1,478
Houston Exploration Co. 7% 6/15/13		680	683
InterNorth, Inc. 9.625% 3/16/06 (c)		1,490	531
Massey Energy Co. 6.875% 12/15/13		5,935	5,638
MOL Hungarian Oil and Gas PLC 3.875% 10/5/15	EUR	1,000	1,206
Northwest Pipeline Corp.:
6.625% 12/1/07		305	306
8.125% 3/1/10		530	552
Pan American Energy LLC 7.75% 2/9/12 (g)		4,985	5,116
Peabody Energy Corp.:
7.375% 11/1/16		5,250	5,499
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.:
7.875% 11/1/26		$ 5,250	$ 5,604
Pemex Project Funding Master Trust:
5.5% 2/24/25 (g)	EUR	750	985
6.625% 6/15/35		5,445	5,608
7.375% 12/15/14		2,850	3,148
Petrohawk Energy Corp. 9.125% 7/15/13		5,460	5,808
Petrozuata Finance, Inc.:
7.63% 4/1/09 (g)		5,785	5,770
8.22% 4/1/17 (g)		4,535	4,603
Pogo Producing Co. 7.875% 5/1/13		2,395	2,431
Range Resources Corp. 7.375% 7/15/13		2,945	3,019
Ship Finance International Ltd. 8.5% 12/15/13		5,525	5,663
Southern Star Central Corp. 6.75% 3/1/16		1,460	1,469
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (g)		1,320	1,343
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,363
7.5% 4/1/17		4,605	5,135
7.625% 4/1/37		1,550	1,775
8.375% 6/15/32		1,570	1,939
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		300	315
8.875% 7/15/12		1,400	1,593
Venoco, Inc. 8.75% 12/15/11		1,980	1,985
Vintage Petroleum, Inc. 8.25% 5/1/12		1,065	1,109
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (g)		2,680	2,734
Williams Companies, Inc.:
7.5% 1/15/31		3,220	3,381
7.625% 7/15/19		4,610	4,967
7.75% 6/15/31		335	353
7.875% 9/1/21		2,720	2,992
8.75% 3/15/32		1,790	2,041
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
YPF SA:
10% 11/2/28		$ 3,845	$ 4,676
yankee 9.125% 2/24/09		1,195	1,252
			148,027
TOTAL ENERGY			173,076
FINANCIALS - 5.7%
Capital Markets - 0.1%
E*TRADE Financial Corp. 7.375% 9/15/13		1,530	1,587
Goldman Sachs Group, Inc. 4.025% 10/4/12 (h)	EUR	1,500	2,009
Mizuho Capital Investment Europe 1 Ltd. 5.02% (h)	EUR	750	1,002
			4,598
Commercial Banks - 1.7%
Banca Popolare di Lodi Investor Trust III 6.742% (h)	EUR	1,250	1,809
Banco Nacional de Desenvolvimento Economico e Social 5.667% 6/16/08 (h)		16,300	16,137
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (h)	EUR	1,250	1,617
Caja Madrid SA 4.016% 10/17/16 (h)	EUR	1,500	2,004
Credit Agricole SA 3.934% 9/30/08 (h)	EUR	1,250	1,669
Development Bank of Philippines 8.375% (h)		4,465	4,750
DnB NOR Bank ASA 4.58% 8/11/09 (h)	CAD	1,500	1,304
European Investment Bank 4% 10/15/37	EUR	5,190	6,511
HBOS Treasury Services PLC 4.5371% 1/19/10 (h)	CAD	1,500	1,303
Inter-American Development Bank 6.625% 4/17/17	PEN	7,300	2,356
JPMorgan Chase Bank 4.375% 11/30/21 (h)	EUR	1,300	1,691
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		2,950	3,061
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		5,714	6,157
Rabobank Nederland 4.25% 1/16/17	EUR	5,925	7,863
Santander Issuances SA Unipersonal 5.75% 1/31/18 (h)	GBP	700	1,362
SMFG Finance Ltd. 6.164% (h)	GBP	550	1,061
Standard Chartered Bank:
3.625% 2/3/17 (f)	EUR	530	680
4.206% 3/28/18 (h)	EUR	1,150	1,534
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Sumitomo Mitsui Banking Corp.:
(Reg. S) 4.375% (h)	EUR	2,000	$ 2,572
1.7438% (h)	JPY	100,000	856
TuranAlem Finance BV 6.25% 9/27/11	EUR	1,750	2,303
UniCredito Italiano Capital Trust I 4.028% (h)	EUR	2,500	3,088
Vimpel Communications:
8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		3,560	3,707
8.25% 5/23/16 (Issued by UBS Luxembourg SA for Vimpel Communications)		2,875	3,062
10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		2,905	3,127
			81,584
Consumer Finance - 1.3%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)		1,290	1,306
Ford Credit Europe PLC:
4.914% 9/30/09 (h)	EUR	1,750	2,283
5% 7/16/07	EUR	250	334
Ford Motor Credit Co. 9.875% 8/10/11		6,800	7,201
General Motors Acceptance Corp.:
6.75% 12/1/14		10,360	10,153
6.875% 9/15/11		5,620	5,578
6.875% 8/28/12		6,705	6,678
8% 11/1/31		25,125	26,947
			60,480
Diversified Financial Services - 1.6%
BA Covered Bond 4.125% 4/5/12	EUR	10,150	13,483
Caisse d'Amort de la Dette Societe 4.125% 4/25/17	EUR	10,250	13,556
Canada Housing Trust No.1 4.65% 9/15/09	CAD	15,000	13,158
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		1,390	1,442
CEMEX Finance Europe BV 4.75% 3/5/14	EUR	1,100	1,451
Cerro Negro Finance Ltd.:
7.33% 12/1/09		1,321	1,307
7.33% 12/1/09 (g)		1,140	1,128
Citigroup, Inc. 4.25% 2/25/30 (h)	EUR	1,500	1,811
Credit Suisse London Branch 7.65% 9/7/11		3,100	3,185
DaimlerChrysler NA Holding Corp. 4.375% 3/16/10	EUR	1,250	1,663
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
DEPFA ACS Bank 3.875% 11/14/16	EUR	4,250	$ 5,493
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,753	2,884
Hyundai Capital Services, Inc. 1.6% 3/14/08	JPY	300,000	2,557
Imperial Tobacco Finance 4.375% 11/22/13	EUR	800	1,053
Red Arrow International Leasing 8.375% 3/31/12	RUB	35,797	1,426
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	23,600	917
TMK Capital SA 8.5% 9/29/09		9,100	9,441
Yankee Acquisition Corp.:
8.5% 2/15/15 (g)		960	972
9.75% 2/15/17 (g)		610	619
			77,546
Insurance - 0.2%
Amlin PLC 6.5% 12/19/26 (h)	GBP	850	1,610
Brit Insurance Holdings PLC 6.625% 12/9/30 (h)	GBP	525	990
Eureko BV 5.125% (h)	EUR	1,500	1,988
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (h)	EUR	2,000	2,551
Old Mutual plc 4.5% 1/18/17 (h)	EUR	1,000	1,322
Wuerttembergische Lebens AG 5.375% 6/1/26 (h)	EUR	800	1,035
			9,496
Real Estate Investment Trusts - 0.4%
BF Saul REIT 7.5% 3/1/14		4,460	4,549
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)		6,150	6,265
Senior Housing Properties Trust:
7.875% 4/15/15		1,544	1,621
8.625% 1/15/12		3,610	3,971
			16,406
Real Estate Management & Development - 0.4%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		5,970	5,880
8.125% 6/1/12		4,495	4,585
Inversiones y Representaciones SA 8.5% 2/2/17 (g)		4,115	4,110
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,200	1,532
			16,107
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
China Development Bank 5% 10/15/15		$ 155	$ 152
Residential Capital Corp. 6.375% 5/17/13	GBP	500	947
			1,099
TOTAL FINANCIALS			267,316
HEALTH CARE - 1.1%
Health Care Equipment & Supplies - 0.0%
Invacare Corp. 9.75% 2/15/15 (g)		1,380	1,394
Health Care Providers & Services - 1.0%
AmeriPath Intermediate Holdings, Inc. 10.65% 2/15/14 pay-in-kind (g)(h)		1,570	1,570
AmeriPath, Inc. 10.5% 4/1/13		4,205	4,499
CRC Health Group, Inc. 10.75% 2/1/16		1,840	2,015
HCA, Inc.:
9.125% 11/15/14 (g)		3,910	4,169
9.25% 11/15/16 (g)		3,980	4,283
9.625% 11/15/16 pay-in-kind (g)		9,955	10,739
Psychiatric Solutions, Inc. 10.625% 6/15/13		373	407
Rural/Metro Corp. 9.875% 3/15/15		1,860	1,976
Skilled Healthcare Group, Inc. 11% 1/15/14 (g)		2,490	2,770
Sun Healthcare Group, Inc. 9.125% 4/15/15 (g)		290	297
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,130	3,302
U.S. Oncology, Inc. 9% 8/15/12		1,660	1,764
Vanguard Health Holding Co. II LLC 9% 10/1/14		6,630	6,746
			44,537
Pharmaceuticals - 0.1%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		2,105	2,063
Leiner Health Products, Inc. 11% 6/1/12		2,435	2,423
			4,486
TOTAL HEALTH CARE			50,417
INDUSTRIALS - 2.3%
Aerospace & Defense - 0.2%
Alion Science & Technology Corp. 10.25% 2/1/15 (g)		730	756
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
Hawker Beechcraft Acquisition Co. LLC:
8.5% 4/1/15 (g)		$ 2,520	$ 2,608
8.875% 4/1/15 pay-in-kind (g)		2,520	2,599
9.75% 4/1/17 (g)		2,520	2,615
Orbimage Holdings, Inc. 14.8669% 7/1/12 (h)		2,250	2,498
			11,076
Airlines - 0.3%
Continental Airlines, Inc. 6.903% 4/19/22		730	735
Delta Air Lines, Inc.:
7.9% 12/15/09 (c)		15,695	8,750
10% 8/15/08 (c)		1,130	610
Northwest Airlines Corp. 10% 2/1/09 (c)		1,715	1,449
Northwest Airlines Trust 10.23% 6/21/14		276	276
Northwest Airlines, Inc.:
7.875% 3/15/08 (c)		1,250	1,044
8.875% 6/1/06 (c)		1,240	1,045
			13,909
Building Products - 0.0%
Compagnie de St. Gobain 4.159% 4/11/12 (h)	EUR	1,100	1,467
Commercial Services & Supplies - 0.6%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		200	199
Allied Security Escrow Corp. 11.375% 7/15/11		2,950	3,039
Allied Waste North America, Inc. 7.125% 5/15/16		5,140	5,230
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		1,530	1,469
9.25% 5/1/21		250	270
FTI Consulting, Inc. 7.75% 10/1/16		1,270	1,330
Mac-Gray Corp. 7.625% 8/15/15		850	861
NCO Group, Inc. 11.875% 11/15/14 (g)		2,660	2,773
R.H. Donnelley Finance Corp. I 10.875% 12/15/12 (g)		530	572
West Corp.:
9.5% 10/15/14 (g)		5,340	5,500
11% 10/15/16 (g)		5,340	5,607
			26,850
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		1,590	1,650
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - 0.1%
Coleman Cable, Inc. 9.875% 10/1/12 (g)		$ 930	$ 963
General Cable Corp. 7.125% 4/1/17 (g)		610	613
Polypore, Inc. 0% 10/1/12 (e)		1,955	1,828
Sensus Metering Systems, Inc. 8.625% 12/15/13		865	882
			4,286
Machinery - 0.3%
Chart Industries, Inc. 9.125% 10/15/15 (g)		1,410	1,488
Cummins, Inc. 7.125% 3/1/28		2,195	2,199
Invensys PLC 9.875% 3/15/11 (g)		56	60
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16 (g)		720	731
9.5% 8/1/14		3,690	3,838
11.75% 8/1/16		4,395	4,719
			13,035
Marine - 0.3%
H-Lines Finance Holding Corp. 0% 4/1/13 (e)		1,774	1,685
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (g)		4,020	4,181
OMI Corp. 7.625% 12/1/13		4,965	5,039
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,360	2,390
US Shipping Partners LP 13% 8/15/14		2,855	3,055
			16,350
Road & Rail - 0.3%
Kansas City Southern de Mexico, S. de RL de CV 7.625% 12/1/13 (g)		1,540	1,555
Kansas City Southern Railway Co.:
7.5% 6/15/09		3,400	3,477
9.5% 10/1/08		1,715	1,796
TFM SA de CV 9.375% 5/1/12		5,360	5,749
			12,577
Trading Companies & Distributors - 0.2%
Glencore Finance (Europe) SA:
5.375% 9/30/11	EUR	700	951
6.5% 2/27/19	GBP	550	1,064
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12		$ 3,390	$ 3,754
Penhall International Corp. 12% 8/1/14 (g)		1,360	1,482
			7,251
TOTAL INDUSTRIALS			108,451
INFORMATION TECHNOLOGY - 3.6%
Communications Equipment - 0.7%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		2,770	2,909
Lucent Technologies, Inc.:
6.45% 3/15/29		13,050	11,761
6.5% 1/15/28		7,800	7,040
Nortel Networks Corp.:
9.61% 7/15/11 (g)(h)		3,400	3,647
10.125% 7/15/13 (g)		3,370	3,724
10.75% 7/15/16 (g)		3,400	3,812
			32,893
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11		4,970	4,821
IT Services - 0.6%
Iron Mountain, Inc.:
6.625% 1/1/16		14,115	13,621
8.25% 7/1/11		620	622
8.625% 4/1/13		1,080	1,107
8.75% 7/15/18		4,640	4,976
SunGard Data Systems, Inc.:
9.125% 8/15/13		6,770	7,193
10.25% 8/15/15		2,410	2,627
			30,146
Office Electronics - 0.6%
Xerox Capital Trust I 8% 2/1/27		10,920	11,138
Xerox Corp.:
7.2% 4/1/16		4,495	4,753
7.625% 6/15/13		11,830	12,333
			28,224
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.6%
Amkor Technology, Inc. 9.25% 6/1/16		$ 7,360	$ 7,627
Avago Technologies Finance Ltd.:
10.86% 6/1/13 (h)		4,690	4,901
11.875% 12/1/15		4,925	5,528
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (g)		4,880	4,886
9.125% 12/15/14 pay-in-kind (g)		14,695	14,585
10.125% 12/15/16 (g)		26,000	26,065
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.6049% 12/15/11 (h)		670	580
New ASAT Finance Ltd. 9.25% 2/1/11		2,855	2,584
Viasystems, Inc. 10.5% 1/15/11		5,785	5,814
			72,570
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		790	814
TOTAL INFORMATION TECHNOLOGY			169,468
MATERIALS - 3.7%
Chemicals - 1.1%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14		7,185	8,119
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (e)		1,735	1,601
Series B, 0% 10/1/14 (e)		11,500	10,609
Huntsman LLC 11.625% 10/15/10		641	695
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (e)		8,570	8,806
Lyondell Chemical Co. 11.125% 7/15/12		1,330	1,420
MacDermid, Inc. 9.5% 4/15/17 (g)		450	462
Momentive Performance Materials, Inc.:
9.75% 12/1/14 (g)		3,970	4,104
10.125% 12/1/14 pay-in-kind (g)		3,970	4,114
11.5% 12/1/16 (g)		7,100	7,278
Phibro Animal Health Corp. 10% 8/1/13 (g)		2,500	2,663
SABIC Europe BV 4.5% 11/28/13	EUR	1,100	1,434
Sterling Chemicals, Inc. 10.25% 4/1/15 (g)		1,440	1,462
			52,767
Construction Materials - 0.0%
Imerys 5% 4/18/17	EUR	1,300	1,735
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - 0.7%
AEP Industries, Inc. 7.875% 3/15/13		$ 920	$ 929
BWAY Corp. 10% 10/15/10		2,380	2,493
Constar International, Inc. 11% 12/1/12		5,245	5,245
Crown Cork & Seal, Inc.:
7.5% 12/15/96		4,010	3,228
8% 4/15/23		4,615	4,500
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		2,995	2,958
7.75% 5/15/11		470	486
8.25% 5/15/13		1,755	1,827
Tekni-Plex, Inc. 10.875% 8/15/12 (g)		1,300	1,443
Vitro SAB de CV:
8.625% 2/1/12 (g)		5,735	5,835
9.125% 2/1/17 (g)		2,000	2,035
			30,979
Metals & Mining - 1.8%
Aleris International, Inc.:
9% 12/15/14 (g)		2,510	2,648
10% 12/15/16 (g)		2,540	2,648
Compass Minerals International, Inc.:
0% 12/15/12 (e)		1,460	1,475
0% 6/1/13 (e)		3,710	3,599
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (g)		2,945	3,009
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		4,435	5,045
Edgen Acquisition Corp. 9.875% 2/1/11		1,890	1,937
Evraz Group SA 8.25% 11/10/15		2,890	2,959
Evraz Securities SA 10.875% 8/3/09		4,600	5,020
FMG Finance Property Ltd.:
10% 9/1/13 (g)		2,040	2,219
10.625% 9/1/16 (g)		2,040	2,364
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		5,185	5,302
8.25% 4/1/15		3,680	3,956
8.375% 4/1/17		10,740	11,599
8.5463% 4/1/15 (h)		6,415	6,744
Gerdau SA 8.875% (g)		3,190	3,365
International Steel Group, Inc. 6.5% 4/15/14		6,710	6,945
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Ispat Inland ULC 9.75% 4/1/14		$ 1,385	$ 1,544
PNA Intermediate Holding Corp. 12.36% 2/15/13 pay-in-kind (g)(h)		1,510	1,518
RathGibson, Inc. 11.25% 2/15/14		2,510	2,648
Steel Dynamics, Inc.:
9.5% 3/15/09		65	67
9.5% 3/15/09		3,030	3,106
			79,717
Paper & Forest Products - 0.1%
Glatfelter 7.125% 5/1/16		510	518
NewPage Corp. 11.61% 5/1/12 (h)		2,460	2,681
			3,199
TOTAL MATERIALS			168,397
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 3.9%
Citizens Communications Co.:
7.875% 1/15/27 (g)		3,340	3,474
9% 8/15/31		8,135	9,030
Deutsche Telekom International Finance BV 4.5% 10/25/13	EUR	680	899
Embarq Corp.:
7.082% 6/1/16		1,029	1,049
7.995% 6/1/36		14,210	14,673
Eschelon Operating Co. 8.375% 3/15/10		2,560	2,474
France Telecom SA 4.375% 2/21/12	EUR	500	663
Intelsat Ltd.:
7.625% 4/15/12		1,214	1,165
9.25% 6/15/16 (g)		2,050	2,255
11.25% 6/15/16 (g)		8,195	9,281
Level 3 Financing, Inc.:
8.75% 2/15/17 (g)		3,910	3,939
12.25% 3/15/13		9,160	10,717
MobiFon Holdings BV 12.5% 7/31/10		9,600	10,392
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		4,920	5,277
NTL Cable PLC:
8.75% 4/15/14		6,045	6,287
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
NTL Cable PLC: - continued
9.125% 8/15/16		$ 2,780	$ 2,933
OTE PLC 4.625% 5/20/16	EUR	1,400	1,836
PT Indosat International Finance Co. BV 7.125% 6/22/12 (g)		1,585	1,609
Qwest Capital Funding, Inc.:
7.625% 8/3/21		340	341
7.75% 2/15/31		340	338
Qwest Corp.:
7.5% 10/1/14		680	717
7.875% 9/1/11		3,970	4,208
8.6049% 6/15/13 (h)		6,790	7,367
8.875% 3/15/12		17,575	19,420
Telecom Egypt SAE:
9.672% 2/4/10 (h)	EGP	5,038	870
10.95% 2/4/10	EGP	5,038	897
Telefonica de Argentina SA 9.125% 11/7/10		1,845	1,974
Telenet Group Holding NV 0% 6/15/14 (e)(g)		7,418	6,917
U.S. West Capital Funding, Inc.:
6.5% 11/15/18		260	245
6.875% 7/15/28		1,710	1,616
U.S. West Communications:
6.875% 9/15/33		21,290	20,758
7.125% 11/15/43		325	314
7.2% 11/10/26		1,275	1,291
7.25% 9/15/25		2,495	2,576
7.25% 10/15/35		5,205	5,192
7.5% 6/15/23		2,840	2,876
8.875% 6/1/31		3,020	3,160
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		6,800	7,786
Windstream Corp. 8.625% 8/1/16		1,825	1,996
			178,812
Wireless Telecommunication Services - 1.3%
American Tower Corp. 7.125% 10/15/12		6,245	6,432
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		9,865	10,630
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		3,220	3,317
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Digicel Ltd. 9.25% 9/1/12 (g)		$ 2,370	$ 2,506
Megafon SA 8% 12/10/09		1,560	1,624
MetroPCS Wireless, Inc. 9.25% 11/1/14 (g)		5,280	5,584
Millicom International Cellular SA 10% 12/1/13		10,315	11,269
Mobile Telesystems Finance SA 8.375% 10/14/10 (g)		8,320	8,819
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		3,050	3,172
Telecom Personal SA 9.25% 12/22/10 (g)		6,400	6,688
			60,041
TOTAL TELECOMMUNICATION SERVICES			238,853
UTILITIES - 1.4%
Electric Utilities - 0.5%
Abu Dhabi National Energy Co. Pjsc 4.375% 10/28/13	EUR	1,100	1,446
AES Gener SA 7.5% 3/25/14		4,920	5,228
Chivor SA E.S.P. 9.75% 12/30/14 (g)		3,845	4,306
Compania de Transporte de Energia Electica de Alta Tension Transener SA 8.875% 12/15/16 (g)		3,075	3,075
Edison Mission Energy:
7.5% 6/15/13		6,630	6,837
7.75% 6/15/16		3,410	3,559
			24,451
Gas Utilities - 0.7%
Southern Natural Gas Co.:
7.35% 2/15/31		9,120	10,112
8% 3/1/32		7,365	8,737
Transportadora de Gas del Sur SA:
(Reg. S) 7.2% 12/15/10 (f)		6,832	6,815
8% 12/15/13 (f)		2,765	2,834
8% 12/15/13 (f)(g)		745	764
8% 12/15/13 (f)		1,942	1,971
			31,233
Independent Power Producers & Energy Traders - 0.2%
Enron Corp.:
Series A, 8.375% 5/23/05 (c)		3,980	1,403
6.4% 7/15/06 (c)		865	308
6.625% 11/15/05 (c)		3,510	1,251
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Enron Corp.: - continued
6.725% 11/17/08 (c)(h)		$ 1,090	$ 388
6.75% 8/1/09 (c)		880	314
6.875% 10/15/07 (c)		2,120	755
6.95% 7/15/28 (c)		1,920	684
7.125% 5/15/07 (c)		375	134
7.375% 5/15/19 (c)		2,200	776
7.875% 6/15/03 (c)		375	134
9.125% 4/1/03 (c)		80	29
9.875% 6/5/03 (c)		345	123
Tenaska Alabama Partners LP 7% 6/30/21 (g)		1,490	1,497
			7,796
Multi-Utilities - 0.0%
Utilicorp United, Inc. 9.95% 2/1/11 (h)		50	55
TOTAL UTILITIES			63,535
TOTAL NONCONVERTIBLE BONDS			1,526,336
TOTAL CORPORATE BONDS (Cost $1,454,801)			1,527,007
U.S. Government and Government Agency Obligations - 23.2%

U.S. Government Agency Obligations - 12.4%
Fannie Mae:
3.25% 1/15/08		57,085	56,264
4.125% 5/15/10		16,750	16,428
4.25% 5/15/09		18,451	18,226
4.5% 10/15/08		903	898
4.625% 10/15/13		32,947	32,423
4.75% 12/15/10		102,735	102,477
4.875% 4/15/09		10,617	10,614
5.125% 9/2/08		1,730	1,734
5.125% 1/2/14		3,100	3,104
5.25% 9/15/16		20,400	20,767
6.125% 3/15/12		5,250	5,539
6.375% 6/15/09		3,590	3,701
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
6.625% 9/15/09		$ 14,387	$ 14,969
7.25% 1/15/10		13,525	14,373
Federal Home Loan Bank:
4.5% 10/14/08		575	572
5% 9/18/09		12,415	12,465
5.8% 9/2/08		550	556
Freddie Mac:
3.625% 9/15/08		46,365	45,539
4% 8/17/07		758	754
4.125% 10/18/10		64,750	63,312
4.25% 7/15/09		32,875	32,442
4.75% 3/5/09		8,500	8,479
4.875% 2/17/09		8,234	8,232
4.875% 11/15/13		19,220	19,176
5% 2/16/17		16,500	16,467
5.125% 4/18/11		100	101
5.25% 7/18/11		56,835	57,718
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		7,750	8,110
Private Export Funding Corp.:
secured 5.685% 5/15/12		1,765	1,828
4.974% 8/15/13		2,110	2,122
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		1,771	1,775
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			581,165
U.S. Treasury Inflation Protected Obligations - 0.8%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		9,615	9,296
1.875% 7/15/13		4,959	4,895
2.375% 4/15/11		9,534	9,657
2.5% 7/15/16		11,696	12,001
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			35,849
U.S. Treasury Obligations - 10.0%
U.S. Treasury Bonds:
6.125% 8/15/29		84,100	97,812
6.25% 8/15/23		49,000	56,254
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
3.375% 9/15/09		$ 3,146	$ 3,059
4.25% 8/15/14		39,650	38,759
4.25% 8/15/15		44,000	42,823
4.5% 2/15/09		25,700	25,632
4.5% 11/30/11		35,000	34,944
4.5% 11/15/15		40,200	39,790
4.625% 11/15/16		24,100	24,029
4.75% 2/28/09		2,500	2,506
4.75% 5/15/14		6,000	6,054
4.875% 4/30/08		56,785	56,778
4.875% 5/31/11		11,045	11,182
5.125% 6/30/11		12,324	12,596
5.125% 5/15/16		13,000	13,441
TOTAL U.S. TREASURY OBLIGATIONS			465,659
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,081,009)			1,082,673
U.S. Government Agency - Mortgage Securities - 4.0%

Fannie Mae - 3.3%
3.75% 4/1/34 (h)		2,391	2,351
3.907% 5/1/33 (h)		829	830
3.907% 5/1/34 (h)		1,236	1,219
3.938% 5/1/34 (h)		991	977
3.957% 9/1/33 (h)		1,781	1,765
4% 9/1/13 to 5/1/20		4,906	4,668
4.029% 6/1/34 (h)		1,815	1,793
4.073% 3/1/35 (h)		3,413	3,384
4.19% 11/1/34 (h)		2,495	2,483
4.204% 6/1/34 (h)		1,918	1,898
4.304% 6/1/34 (h)		2,219	2,203
4.485% 11/1/33 (h)		274	273
4.495% 5/1/33 (h)		194	196
4.5% 9/1/18 to 10/1/18		1,653	1,604
4.506% 2/1/35 (h)		2,008	2,017
4.739% 12/1/35 (h)		8,289	8,266
4.786% 12/1/35 (h)		849	849
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
4.789% 6/1/35 (h)		$ 1,470	$ 1,460
4.797% 4/1/35 (h)		2,300	2,304
4.803% 1/1/36 (h)		4,849	4,825
4.816% 11/1/35 (h)		2,007	2,014
4.849% 7/1/35 (h)		480	477
4.863% 7/1/34 (h)		1,387	1,386
4.894% 10/1/35 (h)		280	280
4.903% 5/1/35 (h)		328	327
4.906% 11/1/35 (h)		2,256	2,259
4.949% 8/1/34 (h)		1,138	1,138
5% 2/1/14 to 2/1/35		23,512	23,214
5.004% 5/1/35 (h)		2,805	2,799
5.054% 12/1/32 (h)		1,892	1,893
5.096% 5/1/35 (h)		347	349
5.111% 10/1/35 (h)		868	868
5.135% 7/1/34 (h)		426	427
5.15% 7/1/35 (h)		3,153	3,154
5.15% 8/1/36 (h)		5,898	5,920
5.164% 3/1/36 (h)		2,663	2,667
5.26% 5/1/35 (h)		1,087	1,089
5.269% 11/1/36 (h)		503	506
5.27% 4/1/36 (h)		1,163	1,169
5.316% 3/1/36 (h)		6,990	7,024
5.383% 2/1/36 (h)		191	192
5.403% 12/1/36 (h)		795	798
5.408% 7/1/35 (h)		546	548
5.5% 5/1/08 to 11/1/35		26,121	26,208
5.535% 11/1/36 (h)		1,016	1,023
5.801% 5/1/36 (h)		658	666
5.835% 3/1/36 (h)		1,520	1,538
5.856% 6/1/35 (h)		2,565	2,594
5.856% 1/1/36 (h)		402	406
6% 9/1/17 to 3/1/18		1,418	1,443
6.5% 5/1/12 to 3/1/35		12,413	12,714
TOTAL FANNIE MAE			152,455
Freddie Mac - 0.7%
3.381% 7/1/33 (h)		1,825	1,797
4% 7/1/19 to 2/1/20		903	854
4.5% 8/1/18 to 8/1/33		3,009	2,902
4.705% 9/1/35 (h)		4,976	4,968
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Freddie Mac - continued
4.925% 10/1/36 (h)		$ 3,704	$ 3,704
5% 3/1/18 to 7/1/18		5,272	5,223
5.021% 4/1/35 (h)		94	93
5.125% 7/1/35 (h)		991	989
5.287% 2/1/36 (h)		68	69
5.498% 1/1/36 (h)		769	773
5.5% 8/1/14 to 11/1/19		3,965	3,983
6% 10/1/16 to 4/1/17		1,973	2,008
6.5% 11/1/09 to 9/1/21		7,252	7,419
TOTAL FREDDIE MAC			34,782
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $187,109)			187,237
Asset-Backed Securities - 0.8%

Affinity PLC Series 2002-A CLass C, 6.9356% 5/15/09 (h)	GBP	770	1,516
Amstel Corp. Loan Offering BV:
Series 2006-1 Class C, 6.12% 5/25/16 (h)	EUR	400	535
Series 2007-1:
Class B, 4.1747% 3/25/17 (h)	EUR	1,000	1,334
Class C, 4.3547% 3/25/17 (h)	EUR	700	934
Auto ABS Compartiment Series 2006-1 Class B, 3.776% 7/25/17 (h)	EUR	1,000	1,336
Clock Finance BV Series 2007-1:
Class B2, 4.017% 2/25/15 (h)	EUR	600	801
Class C2, 4.197% 2/25/15 (h)	EUR	300	401
Driver One GmbH Series 1 Class B, 4.093% 5/21/10 (h)	EUR	291	388
GELDI Series 2005-TS Class 1A, 3.8781% 12/10/12 (h)	EUR	4,000	5,350
GLS Ltd. Series 2006-1 Class C, 4.257% 7/15/14 (h)	EUR	400	534
Greene King Finance PLC Series A1, 5.9088% 6/15/31 (h)	GBP	1,000	1,949
Lambda Finance BV Series 2005-1X:
Class A2, 4.054% 11/15/29 (h)	EUR	5,000	6,689
Class C1, 6.1556% 11/15/29 (h)	GBP	500	988
Leek Finance PLC Series 18X Class BC, 4.292% 9/21/38 (h)	EUR	600	801
Asset-Backed Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Metrix Funding PLC Series 1X Class A2, 4.013% 2/10/19 (h)	EUR	4,000	$ 5,352
Promise K 2006-1 GmbH Series I 2006-1 Class D, 4.038% 3/20/17 (h)	EUR	1,000	1,336
Provide Bricks Series 2007-1 Class B, 4.192% 1/30/40 (h)	EUR	1,300	1,737
Punch Taverns Finance PLC 5.8631% 4/15/09 (h)	GBP	233	458
Sedna Finance Corp.:
4.517% 12/23/14 (h)	EUR	500	669
4.639% 3/15/16 (h)	EUR	1,150	1,540
Stichting Mars Series 2006 Class C, 3.819% 8/28/14 (h)	EUR	900	1,202
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	70	141
TOTAL ASSET-BACKED SECURITIES (Cost $34,422)			35,991
Collateralized Mortgage Obligations - 2.7%

Private Sponsor - 0.3%
B-Arena NV Series 2006-1 Class A, 3.854% 4/22/44 (h)	EUR	4,000	5,346
EPIC PLC Series BROD Class D, 4.234% 1/22/16 (h)	EUR	375	501
Granite Mortgages PLC 4.124% 1/20/43 (h)	EUR	549	734
Holmes Financing No. 8 PLC floater Series 3 Class C, 4.595% 7/15/40 (h)	EUR	500	671
Interstar Millennium Trust Series 2004-4E Class A1, 4.009% 11/14/36 (h)	EUR	352	471
Permanent Financing No. 1 PLC 5.1% 6/10/09 (h)	EUR	344	460
RMAC PLC Series 2005-NS4X Class M2A, 5.42% 12/12/43 (h)	GBP	1,600	3,148
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 5.5488% 6/12/44 (h)	GBP	1,250	2,460
Shield BV Series 1 Class C, 4.144% 1/20/14 (h)	EUR	1,400	1,877
TOTAL PRIVATE SPONSOR			15,668
U.S. Government Agency - 2.4%
Fannie Mae planned amortization class:
Series 2002-83 Class ME, 5% 12/25/17		8,085	7,994
Series 2003-24 Class PB, 4.5% 12/25/12		1,094	1,088
Fannie Mae Grantor Trust sequential payer Series 2005-93 Class HD, 4.5% 11/25/19		259	253
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18		$ 1,360	$ 1,259
Series 2003-128 Class NE, 4% 12/25/16		2,295	2,192
Series 2003-70 Class BJ, 5% 7/25/33		815	774
Series 2003-85 Class GD, 4.5% 9/25/18		1,105	1,066
Series 2004-80 Class LD, 4% 1/25/19		1,780	1,687
Series 2004-81 Class KC, 4.5% 4/25/17		1,255	1,232
Series 2006-4 Class PB, 6% 9/25/35		6,125	6,197
sequential payer:
Series 2003-18 Class EY, 5% 6/25/17		3,627	3,610
Series 2005-117, Class JN, 4.5% 1/25/36		735	640
Series 2005-29 Class KA, 4.5% 2/25/35		5,228	5,057
Series 2005-47 Class AK, 5% 6/25/20		6,980	6,819
Freddie Mac planned amortization class Series 2115 Class PE, 6% 1/15/14		207	208
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 2630 Class FL, 5.82% 6/15/18 (h)		92	93
planned amortization class:
Series 2378 Class PE, 5.5% 11/15/16		6,515	6,583
Series 2622 Class PE, 4.5% 5/15/18		8,560	8,251
Series 2628 Class OP, 3.5% 11/15/13		2,092	2,068
Series 2649 Class TQ, 3.5% 12/15/21		1,370	1,352
Series 2743 Class HE, 4.5% 2/15/19		7,000	6,725
Series 2760 Class EB, 4.5% 9/15/16		5,420	5,345
Series 2773 Class EG, 4.5% 4/15/19		12,967	12,465
Series 2828 Class JD, 4.5% 8/15/17		12,105	11,775
Series 2831 Class PB, 5% 7/15/19		3,590	3,537
Series 2996 Class MK, 5.5% 6/15/35		891	898
sequential payer:
Series 2564 Class HJ, 5% 2/15/18		2,000	1,971
Series 2570 Class CU, 4.5% 7/15/17		374	368
Series 2572 Class HK, 4% 2/15/17		562	549
Series 2617 Class GW, 3.5% 6/15/16		551	540
Series 2627:
Class BG, 3.25% 6/15/17		244	231
Class KP, 2.87% 12/15/16		258	243
Series 2685 Class ND, 4% 10/15/18		1,570	1,433
Series 2773 Class TA, 4% 11/15/17		3,032	2,933
Series 2849 Class AL, 5% 5/15/18		1,416	1,406
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer: - continued
Series 2860 Class CP, 4% 10/15/17		$ 483	$ 474
Series 2937 Class HJ, 5% 10/15/19		1,736	1,730
Series 2863 Class DB, 4% 9/15/14		244	235
TOTAL U.S. GOVERNMENT AGENCY			111,281
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $125,292)			126,949
Commercial Mortgage Securities - 0.4%

Broadgate PLC 6.1269% 10/5/25 (h)	GBP	960	1,863
Bruntwood Alpha PLC Series 2007-1 Class C, 6.0528% 1/15/17 (h)	GBP	650	1,282
Canary Wharf Finance II PLC Series C1, 6.2081% 10/22/30 (h)	GBP	1,487	2,924
European Property Capital Series 4 Class C, 5.8881% 7/20/14 (h)	GBP	401	789
German Residential Asset Note Distributor PLC Series 1 Class A, 3.994% 7/20/16 (h)	EUR	1,256	1,683
Opera Finance (CMH) PLC Class B, 4.057% 1/15/15 (h)	EUR	1,100	1,470
Opera Finance PLC 5.84% 7/31/13 (h)	GBP	1,491	2,935
Paris Prime Community Real Estate Series 2006-1 Class B, 4.004% 4/22/14 (g)(h)	EUR	1,000	1,335
Real Estate Capital Foundation Ltd. Series 3 Class A, 5.7431% 7/15/16 (h)	GBP	2,000	3,929
Rivoli Pan Europe PLC Series 2006-1 Class B 4.065% 8/3/18 (h)	EUR	550	735
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $17,885)			18,945
Foreign Government and Government Agency Obligations - 19.0%

Arab Republic 9.1196% to 9.9791% 7/10/07	EGP	6,125	1,051
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		1,108	1,290
3% 4/30/13 (h)		5,937	5,286
5.475% 8/3/12 (h)		12,098	11,476
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Argentine Republic: - continued
7% 3/28/11		$ 9,375	$ 9,292
7% 9/12/13		14,995	14,414
11.4012% 3/5/08 (h)	ARS	12,722	4,152
Austrian Republic 5% 12/20/24 (g)	CAD	2,000	1,813
Banco Central del Uruguay:
value recovery A rights 1/2/21 (j)		1,250,000	0
value recovery B rights 1/2/21 (j)		1,250,000	0
Brazilian Federative Republic:
6% 9/15/13		2,383	2,407
7.125% 1/20/37		630	696
7.375% 2/3/15	EUR	600	917
8% 1/15/18		1,424	1,608
8.25% 1/20/34		4,980	6,223
8.75% 2/4/25		4,874	6,251
11% 8/17/40		19,125	25,771
12.25% 3/6/30		7,390	12,729
12.5% 1/5/16	BRL	3,010	1,670
12.75% 1/15/20		4,250	6,800
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		165	195
Canadian Government:
4% 6/1/17	CAD	20,000	17,120
4.5% 9/1/07	CAD	30,500	26,435
5.25% 6/1/12	CAD	34,650	31,692
5.5% 6/1/09	CAD	15,150	13,530
5.75% 6/1/29	CAD	8,600	9,065
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		3,000	2,863
warrants 11/15/20 (a)(j)		2,750	616
Colombian Republic:
7.16% 11/16/15 (h)		3,105	3,277
7.375% 9/18/37		3,795	4,129
11.75% 3/1/10	COP	3,124,000	1,511
11.75% 2/25/20		1,625	2,389
Dominican Republic:
Brady 6.3125% 8/30/09 (h)		1,516	1,514
6.1875% 8/30/24 (h)		11,318	11,261
9.04% 1/23/18 (g)		3,940	4,551
9.5% 9/27/11		3,819	4,105
Ecuador Republic:
10% 8/15/30 (Reg. S)		11,740	10,449
euro par 5% 2/28/25		1,450	1,037
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Finnish Government 3.875% 9/15/17	EUR	51,100	$ 66,928
French Republic:
OAT 5.5% 4/25/29	EUR	10,250	16,057
3% 1/12/10	EUR	5,100	6,635
3.25% 4/25/16	EUR	17,065	21,400
3.5% 7/12/11	EUR	25,300	33,091
4% 4/25/55	EUR	500	635
German Federal Republic:
3.75% 12/12/08	EUR	18,000	23,936
4% 4/13/12	EUR	7,750	10,347
4% 7/4/16	EUR	900	1,199
Indonesian Republic:
6.625% 2/17/37 (g)		755	747
6.75% 3/10/14		2,940	3,069
Islamic Republic of Pakistan 7.125% 3/31/16 (g)		1,900	1,938
Japan Government:
0.425% to 0.5751% 4/27/07 to 6/4/07	JPY	500,000	4,239
0.78% 7/20/20 (h)	JPY	900,000	7,166
0.9% 12/22/08	JPY	1,230,000	10,464
1% 11/20/20 (h)	JPY	1,325,000	10,817
1.4% 3/21/11	JPY	1,275,000	10,963
1.5% 3/20/14	JPY	570,000	4,874
1.8% 3/20/16	JPY	2,242,000	19,394
2.4% 12/20/34	JPY	1,600,000	13,820
Real Return Bond 1.1% 12/10/16	JPY	3,130,000	26,206
Lebanese Republic:
7.125% 3/5/10		670	647
7.875% 5/20/11 (Reg. S)		3,960	3,891
8.6044% 11/30/09 (g)(h)		2,760	2,753
8.6044% 11/30/09 (h)		7,560	7,541
8.625% 6/20/13		1,665	1,677
National Power Corp. 6.875% 11/2/16 (g)		1,535	1,564
Pakistan International Sukuk Co. Ltd. 7.6% 1/27/10 (h)		4,640	4,744
Panamanian Republic 8.875% 9/30/27		795	1,012
Peruvian Republic:
3% 3/7/27 (f)		1,425	1,069
6.1425% 3/7/27 (h)		1,380	1,377
euro Brady past due interest 6.125% 3/7/17 (h)		8,734	8,713
Philippine Republic:
8.25% 1/15/14		6,505	7,286
8.875% 3/17/15		3,315	3,887
9% 2/15/13		5,649	6,490
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Philippine Republic: - continued
9.875% 1/15/19		$ 6,120	$ 7,895
10.625% 3/16/25		3,820	5,424
Polish Government 5% 10/19/15		165	164
Republic of Fiji 6.875% 9/13/11		1,955	1,847
Republic of Hungary 4.75% 2/3/15		165	160
Republic of Iraq 5.8% 1/15/28 (g)		3,400	2,202
Republic of Serbia 3.75% 11/1/24 (f)(g)		1,740	1,647
Russian Federation:
5% 3/31/30 (g)		1,579	1,792
5% 3/31/30 (Reg. S) (f)		26,191	29,727
12.75% 6/24/28 (Reg. S)		5,215	9,465
South African Republic 6.5% 6/2/14		165	175
Turkish Republic:
6.875% 3/17/36		5,910	5,647
7% 9/26/16		12,860	13,069
7.375% 2/5/25		2,545	2,611
10% 2/15/12	TRY	2,245	1,626
11% 1/14/13		10,440	12,763
11.75% 6/15/10		2,651	3,103
11.875% 1/15/30		7,655	11,760
Ukraine Cabinet of Ministers 6.58% 11/21/16 (g)		6,180	6,253
Ukraine Government 8.775% 8/5/09 (h)		7,555	8,027
United Kingdom, Great Britain & Northern Ireland:
4.25% 6/7/32	GBP	850	1,611
4.25% 3/7/36	GBP	11,150	21,320
4.75% 6/7/10	GBP	450	870
4.75% 9/7/15	GBP	6,885	13,301
5% 3/7/25	GBP	2,170	4,419
8% 6/7/21	GBP	8,050	20,893
8.75% 8/25/17	GBP	7,750	19,926
United Mexican States:
6.75% 9/27/34		1,560	1,701
7.5% 4/8/33		7,020	8,354
8.3% 8/15/31		11,035	14,219
9% 12/20/12	MXN	24,115	2,337
Uruguay Republic:
5% 9/14/18	UYU	35,700	1,692
8% 11/18/22		5,714	6,485
Venezuelan Republic:
oil recovery rights 4/15/20 (j)		1,250	45
6% 12/9/20		3,230	2,973
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Venezuelan Republic: - continued
6.36% 4/20/11 (h)		$ 8,115	$ 8,058
7.65% 4/21/25		6,600	6,996
9.25% 9/15/27		5,125	6,432
10.75% 9/19/13		5,030	6,137
13.625% 8/15/18		5,425	8,029
Vietnamese Socialist Republic Brady par 4% 3/12/28 (f)		1,644	1,430
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $835,285)			888,746
Common Stocks - 0.4%
		Shares
CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.0%
Intermet Corp. (a)(k)		156,879	284
Diversified Consumer Services - 0.2%
Coinmach Service Corp. unit		435,000	8,465
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit		244,160	3,970
Media - 0.1%
Virgin Media, Inc.		307,094	7,754
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a)(g)		98	0
TOTAL COMMON STOCKS (Cost $13,519)			20,473
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%		9,300	380
Preferred Stocks - continued
		Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%		2,403	$ 2,631
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%		122	0
Wireless Telecommunication Services - 0.1%
Rural Cellular Corp. 12.25% pay-in-kind (a)		4,581	5,406
TOTAL NONCONVERTIBLE PREFERRED STOCKS			8,037
TOTAL PREFERRED STOCKS (Cost $7,845)			8,417
Floating Rate Loans - 4.2%
		Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.3%
Dana Corp. term loan 7.88% 4/13/08 (h)		$ 2,180	2,175
Delphi Corp. term loan 8.125% 12/31/07 (h)		2,000	2,005
Lear Corp. term loan 7.853% 4/25/12 (h)		2,263	2,263
The Goodyear Tire & Rubber Co.:
Tranche 2, term loan 8.14% 4/30/10 (h)		2,470	2,470
Tranche 3, term loan 8.89% 3/1/11 (h)		3,620	3,620
			12,533
Automobiles - 0.6%
AM General LLC:
Tranche B, term loan 8.3634% 9/30/13 (h)		3,502	3,528
8.32% 9/30/12 (h)		119	120
Ford Motor Co. term loan 8.36% 12/15/13 (h)		22,583	22,640
General Motors Corp. term loan 7.695% 11/29/13 (h)		880	887
			27,175
Diversified Consumer Services - 0.1%
Affinion Group Holdings, Inc. term loan 11.6596% 3/1/12 (h)		3,750	3,675
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 7.36% 2/16/14 (h)		135	135
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - 0.0%
Yankee Candle Co., Inc. term loan 7.35% 2/6/14 (h)		$ 250	$ 251
Media - 0.4%
Charter Communications Operating LLC:
Tranche B 1LN, term loan 7.35% 3/6/14 (h)		3,810	3,800
Tranche B, term loan 7.985% 4/28/13 (h)		5,725	5,721
CSC Holdings, Inc. Tranche B, term loan 7.11% 3/29/13 (h)		5,975	5,990
Riverdeep Interactive Learning USA, Inc. term loan:
8.1% 12/20/13 (h)		559	563
11.55% 12/21/07 (h)		1,390	1,390
UPC Broadband Holding BV:
Tranche J2, term loan 7.37% 3/31/13 (h)		760	760
Tranche K2, term loan 7.37% 12/31/13 (h)		760	760
			18,984
Multiline Retail - 0.1%
Neiman Marcus Group, Inc. term loan 7.3463% 4/6/13 (h)		2,556	2,572
Specialty Retail - 0.2%
Michaels Stores, Inc. Tranche B, term loan 8.125% 10/31/13 (h)		3,301	3,330
Sally Holdings LLC Tranche B, term loan 7.86% 11/16/13 (h)		687	692
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (h)		6,200	6,231
			10,253
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
term loan 9.11% 3/5/14 (h)		1,480	1,513
Tranche B 1LN, term loan 7.107% 9/5/13 (h)		4,417	4,437
			5,950
TOTAL CONSUMER DISCRETIONARY			81,528
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 6.875% 6/5/13 (h)		1,050	1,050
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 7.35% 1/12/14 (h)		$ 579	$ 583
Oil, Gas & Consumable Fuels - 0.2%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.36% 12/28/13 (h)		478	483
Tranche D, term loan 8.36% 12/28/13 (h)		2,472	2,496
Helix Energy Solutions Group, Inc. term loan 7.3333% 7/1/13 (h)		169	170
Sandridge Energy, Inc. term loan 8.625% 4/1/15		3,950	4,034
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.225% 10/31/12 (h)		570	574
term loan 7.3597% 10/31/12 (h)		2,339	2,357
			10,114
TOTAL ENERGY			10,697
FINANCIALS - 0.3%
Diversified Financial Services - 0.2%
MGM Holdings II, Inc. Tranche B, term loan 8.6% 4/8/12 (h)		3,227	3,219
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 7.07% 4/18/12 (h)		3,244	3,254
Tranche C, term loan 7.07% 4/18/12 (h)		1,881	1,889
			8,362
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (h)		3,572	3,599
TOTAL FINANCIALS			11,961
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
HCA, Inc. Tranche B, term loan 7.6% 11/17/13 (h)		13,217	13,333
Health Management Associates, Inc. Tranche B, term loan 7.1% 2/28/14 (h)		870	872
			14,205
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 10% 2/21/13 (h)		$ 90	$ 91
Tranche 2LN, term loan 14.25% 2/21/14 (h)		130	130
Hawker Beechcraft Corp.:
term loan 7.32% 3/26/14 (h)		3,052	3,059
7.25% 3/26/14 (h)		258	259
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.6% 9/29/13 (h)		149	150
Tranche 2LN, term loan 11.1% 3/28/14 (h)		60	61
			3,750
Airlines - 0.1%
Delta Air Lines, Inc.:
Tranche B, term loan 10.11% 3/16/08 (h)		290	291
Tranche C, term loan 12.86% 3/16/08 (h)		4,275	4,302
			4,593
Building Products - 0.0%
Mueller Group, Inc. term loan 7.359% 10/3/12 (h)		173	174
Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 7.07% 3/28/14 (h)		318	319
term loan 7.0965% 3/28/14 (h)		717	719
Aramark Corp.:
term loan 7.475% 1/26/14 (h)		1,990	2,000
7.445% 1/26/14 (h)		142	143
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 11.375% 2/7/15 (h)		590	593
			3,774
Electrical Equipment - 0.0%
Baldor Electric Co. term loan 7.125% 12/31/13 (h)		352	353
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 7.101% 10/3/12 (h)		117	118
Machinery - 0.0%
Chart Industries, Inc. Tranche B, term loan 7.4323% 10/17/12 (h)		87	87
Navistar International Corp.:
term loan 8.61% 1/19/12 (h)		2,083	2,109
8.4244% 1/19/12 (h)		757	767
			2,963
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.0%
Laidlaw International, Inc. Tranche B, term loan 7.09% 7/31/13 (h)		$ 617	$ 618
TOTAL INDUSTRIALS			16,343
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Instruments - 0.0%
Sanmina-SCI Corp. term loan 7.875% 1/31/08 (h)		580	581
IT Services - 0.1%
Affiliated Computer Services, Inc. Tranche B2, term loan 7.3196% 3/20/13 (h)		3,275	3,292
SunGard Data Systems, Inc. term loan 7.36% 2/28/14 (h)		259	261
			3,553
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc. term loan 7.57% 12/31/13 (h)		3,877	3,891
Freescale Semiconductor, Inc. term loan 7.11% 12/1/13 (h)		4,618	4,624
			8,515
Software - 0.0%
Open Solutions, Inc. term loan 7.485% 1/23/14 (h)		220	221
TOTAL INFORMATION TECHNOLOGY			12,870
MATERIALS - 0.4%
Chemicals - 0.1%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 5.32% 4/2/13 (h)		186	187
term loan 7.099% 4/2/14 (h)		1,024	1,028
Lyondell Chemical Co. term loan 7.11% 8/16/13 (h)		4,497	4,497
Momentive Performance Materials, Inc. Tranche B1, term loan 7.625% 12/4/13 (h)		938	940
Solutia, Inc. Tranche B, term loan 8.86% 3/31/08 (h)		170	172
			6,824
Metals & Mining - 0.1%
Aleris International, Inc. term loan 7.375% 12/19/13 (h)		2,540	2,546
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.2%
Georgia-Pacific Corp. Tranche B1, term loan 7.319% 12/23/12 (h)		$ 11,317	$ 11,359
TOTAL MATERIALS			20,729
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
Intelsat Bermuda Ltd. term loan 7.855% 1/12/14 (h)		1,690	1,692
Level 3 Communications, Inc. term loan 7.57% 3/13/14 (h)		7,630	7,640
Paetec Communications, Inc. Tranche B, term loan 8.82% 2/28/13 (h)		430	433
Wind Telecomunicazioni Spa:
term loan 12.61% 12/12/11 (h)		3,085	3,154
Tranche 2, term loan 11.59% 3/21/15 (h)		3,490	3,595
Tranche B, term loan 7.84% 9/21/13 (h)		1,745	1,752
Tranche C, term loan 8.59% 9/21/14 (h)		1,745	1,752
			20,018
Wireless Telecommunication Services - 0.1%
American Cellular Corp.:
term loan 3/14/14 (l)		58	58
Tranche B, term loan 7.32% 3/14/14 (h)		542	543
Leap Wireless International, Inc. Tranche B, term loan 7.6% 6/16/13 (h)		576	579
MetroPCS Wireless, Inc. Tranche B, term loan 7.625% 11/3/13 (h)		1,313	1,320
			2,500
TOTAL TELECOMMUNICATION SERVICES			22,518
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Boston Generating LLC:
Credit-Linked Deposit 7.475% 12/20/13 (h)		198	200
Tranche 1LN, revolver loan 7.475% 12/20/13 (h)		56	56
Tranche 2LN, term loan 9.6% 6/20/14 (h)		190	196
Tranche B 1LN, term loan 7.6% 12/20/13 (h)		894	901
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc.:
Credit-Linked Deposit 7.35% 2/1/13 (h)		$ 2,053	$ 2,069
term loan 7.35% 2/1/13 (h)		2,825	2,846
			6,268
TOTAL FLOATING RATE LOANS (Cost $197,212)			198,169
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
- Barclays Bank 6.25% 3/28/13 (h)		265	262
- Citibank:
4.5% 12/14/19 (h)		1,286	1,228
6.25% 3/28/13 (h)		1,343	1,329
- Credit Suisse First Boston 6.25% 3/28/13 (h)		1,717	1,700
- Deutsche Bank:
1.407% 3/28/13 (h)	JPY	96,874	775
6.25% 3/28/13 (h)		1,220	1,208
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $6,103)			6,502
Commercial Paper - 0.2%

Cancara Asset Securitisation Ltd. 3.86% 4/25/07	EUR	4,000	5,330
GPB Finance Public Ltd. 4.4% 6/5/07	EUR	1,400	1,856
TOTAL COMMERCIAL PAPER (Cost $7,127)			7,186
Fixed-Income Funds - 4.9%
		Shares
Fidelity Floating Rate Central Fund (i) (Cost $230,208)		2,289,765	230,704
Preferred Securities - 0.9%
		Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%		$ 12,270	$ 12,800
Net Servicos de Comunicacao SA 9.25% (g)		5,710	5,901
			18,701
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Pemex Project Funding Master Trust 7.75%		15,360	15,961
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 2 Ltd. 4.85% (h)		1,250	1,646
MUFG Capital Finance 3 Ltd. 2.68% (h)		150,000	1,286
			2,932
TOTAL PREFERRED SECURITIES (Cost $36,746)			37,594
Other - 0.1%

Delta Airlines ALPA Claim (a) (Cost $4,000)		7,500	3,900
Money Market Funds - 5.2%
		Shares
Fidelity Cash Central Fund, 5.41% (b) (Cost $242,487)		242,487,100	242,487
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $4,481,050)			4,622,980
NET OTHER ASSETS - 0.9%			43,098
NET ASSETS - 100%			$ 4,666,078
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.35% with Bank of America	March 2037	$ 3,500	$ 22
Receive semi-annually a fixed rate equal to 4.8825% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	March 2010	19,000	(35)
		$ 22,500	$ (13)
Currency Abbreviations
ARS	-	Argentine peso
BRL	-	Brazilian real
CAD	-	Canadian dollar
COP	-	Colombian peso
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
MXN	-	Mexican peso
PEN	-	Peruvian new sol
RUB	-	Russian ruble
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $388,400,000 or 8.3% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(j) Quantity represents share amount.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $284,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Intermet Corp.	1/7/05 - 1/13/05	$ 2,971

(l) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $58,000 and $58,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,604
Fidelity Floating Rate Central Fund	3,486
Total	$ 7,090
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 124,318	$ 106,317	$ -	$ 230,704	10.8%
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $4,475,340,000. Net unrealized appreciation aggregated $147,640,000, of which $164,109,000 related to appreciated investment securities and $16,469,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Intermediate
Municipal Income Fund

March 31, 2007

1.814648.102

LIM-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.7%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Auburn Univ. Gen. Fee Rev. Series A, 5.5% 6/1/12 (MBIA Insured)	$ 2,125	$ 2,274
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	1,200	1,224
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,339
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (e)	1,700	1,713
5.25% 10/1/08 (MBIA Insured) (e)	3,055	3,122
5.75% 10/1/09 (MBIA Insured) (e)	3,865	4,028
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	2,159
5.5% 1/1/22	2,300	2,485
Jefferson County Swr. Rev. Series A, 5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (f)	2,920	3,016
		21,360
Alaska - 0.1%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (AMBAC Insured) (e)	2,935	3,106
Arizona - 0.2%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,100	1,133
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,573
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,144
		3,850
California - 16.3%
Cabrillo Cmnty. College District 5.25% 8/1/15 (MBIA Insured)	1,400	1,537
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/12 (MBIA Insured)	4,000	4,302
5.5% 5/1/15 (AMBAC Insured)	2,600	2,835
California Econ. Recovery:
Series 2004 A:
5.25% 7/1/12	1,210	1,301
5.25% 7/1/13	7,000	7,595
Series A:
5% 7/1/15	15,200	16,384
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery: - continued
Series A:
5% 7/1/15 (MBIA Insured)	$ 6,100	$ 6,595
5.25% 1/1/11	700	740
5.25% 7/1/13 (MBIA Insured)	10,300	11,206
5.25% 7/1/14	15,400	16,842
5.25% 7/1/14 (FGIC Insured)	9,700	10,640
California Gen. Oblig.:
4.5% 2/1/09	2,800	2,847
5% 2/1/11	2,650	2,777
5% 10/1/13	1,550	1,660
5% 3/1/15	3,000	3,227
5% 8/1/16 (c)	6,000	6,492
5% 6/1/27 (AMBAC Insured)	1,800	1,897
5% 2/1/31 (MBIA Insured)	1,900	1,982
5% 9/1/32	5,300	5,576
5% 8/1/33	4,300	4,501
5% 8/1/35	7,800	8,162
5% 9/1/35	12,000	12,615
5.125% 11/1/24	1,900	2,012
5.125% 2/1/26	1,200	1,264
5.25% 2/1/11	4,000	4,226
5.25% 3/1/12	2,210	2,362
5.25% 2/1/15	5,000	5,395
5.25% 2/1/16	8,500	9,167
5.25% 2/1/27 (MBIA Insured)	1,605	1,707
5.25% 4/1/27	1,000	1,071
5.25% 2/1/28	3,400	3,608
5.25% 11/1/29	1,200	1,275
5.25% 2/1/33	6,100	6,437
5.25% 12/1/33	6,755	7,224
5.25% 4/1/34	6,600	7,049
5.5% 3/1/11	8,500	9,068
5.5% 4/1/13	1,400	1,530
5.5% 4/1/13 (AMBAC Insured)	1,000	1,098
5.5% 4/1/30	500	548
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	1,285	1,432
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	10,015	11,162
5.5% 11/1/33	21,355	23,229
5.625% 5/1/20	225	239
5.75% 10/1/10	2,200	2,352
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (d)	$ 3,000	$ 3,168
California Hsg. Fin. Agcy. Home Mtg. Rev. Series 1983 A, 0% 2/1/15	19,346	10,386
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,575
(CA State Univ. Proj.) Series A, 5% 10/1/14 (FGIC Insured)	3,405	3,678
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,169
Series 2005 K, 5% 11/1/16	7,195	7,718
5% 11/1/14 (FGIC Insured)	5,000	5,405
California State Univ. Rev. & Colleges 5% 11/1/14 (FSA Insured) (c)	1,000	1,075
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	1,300	1,298
(Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (d)(f)	4,000	3,996
Commerce Refuse To Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,495
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,945
0% 1/15/27 (a)	1,000	930
5% 1/15/16 (MBIA Insured)	1,000	1,045
5.75% 1/15/40	1,600	1,676
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	2,000	2,333
Series B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,295
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) 5% 9/1/18 (AMBAC Insured)	1,425	1,530
Los Angeles Dept. Arpt. Rev. Series A, 5.25% 5/15/19 (FGIC Insured)	2,500	2,666
Los Angeles Reg'l. Airports Impt. Rev.:
(LAXFUEL Corp. Proj.):
5% 1/1/10 (FSA Insured) (e)	1,660	1,700
5% 1/1/11 (FSA Insured) (e)	1,740	1,799
5% 1/1/12 (FSA Insured) (e)	1,835	1,909
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Reg'l. Airports Impt. Rev.: - continued
(LAXFUEL Corp. Proj.):
5% 1/1/08 (FSA Insured) (e)	$ 1,510	$ 1,525
Los Angeles Unified School District Series F, 5% 7/1/15 (FSA Insured)	4,000	4,290
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	2,235	2,513
North City West School Facilities Fing. Auth. Spl. Tax Subseries C, 5% 9/1/12 (AMBAC Insured)	2,140	2,279
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,158
Port of Oakland Gen. Oblig. Series 2002 N, 5% 11/1/12 (MBIA Insured) (e)	3,420	3,614
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,497
5.25% 10/1/10	1,620	1,696
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A 5% 5/1/13 (MBIA Insured) (e)	1,340	1,413
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	3,022
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	747
Univ. of California Revs. Series K:
5% 5/15/14 (MBIA Insured) (c)	3,000	3,225
5% 5/15/16 (MBIA Insured) (c)	6,880	7,488
		341,426
Colorado - 1.3%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	5,000	4,075
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	2,575	2,774
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series B, 5% 11/1/17 (MBIA Insured)	1,000	1,079
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E:
5% 11/15/12	2,190	2,297
5% 11/15/14	1,165	1,237
Series F:
5% 11/15/13	1,285	1,357
5% 11/15/14	1,355	1,439
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	$ 1,990	$ 2,174
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	2,550	2,891
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	3,475	2,242
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,128
5.75% 12/15/22 (FGIC Insured)	1,000	1,124
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (Pre-Refunded to 9/1/10 @ 102) (f)	3,200	3,473
Series B, 0% 9/1/15 (MBIA Insured)	1,400	991
		28,281
District Of Columbia - 0.9%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,107
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,362
Series A:
5.25% 6/1/10 (FSA Insured)	1,000	1,046
5.25% 6/1/10 (MBIA Insured)	1,980	2,034
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,762
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,370
Metropolitan Washington DC Arpt. Auth. Gen. Arpt. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (e)	3,475	3,583
5.25% 10/1/10 (MBIA Insured) (e)	2,780	2,865
		18,129
Florida - 5.6%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (f)	555	572
Broward County School Board Ctfs. of Prtn.:
Series A, 5% 7/1/16 (FGIC Insured)	2,180	2,345
5.25% 7/1/20 (MBIA Insured)	1,000	1,067
Citizens Property Ins. Corp. 5% 3/1/12 (MBIA Insured)	4,000	4,226
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	$ 1,385	$ 1,480
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,954
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	2,105	2,250
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,879
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,704
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series A, 5% 7/1/33	700	734
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series 06G:
5% 11/15/12	1,000	1,051
5% 11/15/13	1,600	1,692
Series B, 5% 11/15/17	1,200	1,263
3.95%, tender 9/1/12 (d)	7,550	7,503
5%, tender 11/16/09 (d)	5,000	5,139
5.25% 11/15/11 (Pre-Refunded to 11/15/08 @ 101) (f)	3,735	3,867
5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (f)	5,000	5,617
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (d)	18,000	17,985
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.):
5% 11/15/12	1,340	1,409
5% 11/15/14	2,485	2,643
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (e)	1,000	1,031
Miami Gen. Oblig. (Homeland Defense/Neighborhood Cap. Impt. Proj.) Series 2002, 5.5% 1/1/16 (MBIA Insured)	1,495	1,609
Miami Health Facilities Auth. Systems Rev. Series C, 5.125% 11/15/24	600	627
Miami-Dade County School Board Ctfs. of Prtn.:
Series A:
5% 8/1/14 (AMBAC Insured) (c)	2,700	2,853
5% 8/1/15 (AMBAC Insured) (c)	5,990	6,350
5%, tender 5/1/11 (MBIA Insured) (d)	1,400	1,462
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	2,365	1,848
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County School Board Ctfs. of Prtn. Series A: - continued
5.375% 8/1/22 (Pre-Refunded to 8/1/07 @ 101) (f)	$ 4,530	$ 4,601
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,776
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (AMBAC Insured) (e)	2,000	2,123
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/12 (MBIA Insured)	15,125	16,296
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,501
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	1,020	1,079
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured)	1,700	1,729
		116,265
Georgia - 1.7%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (e)	1,620	1,671
Series A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,260
Series F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,281
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,854
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/10 (FSA Insured)	3,370	3,482
Georgia Gen. Oblig.:
Series 1993 A, 7.45% 1/1/09	2,880	3,066
Series B, 5% 5/1/22	9,500	9,986
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,650
Series 2005 V:
6.6% 1/1/18 (MBIA Insured)	1,550	1,819
6.6% 1/1/18 (Pre-Refunded to 1/1/18 @ 100) (f)	35	41
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,645	882
		34,992
Hawaii - 0.2%
Hawaii Arpt. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	3,700	4,161
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - 9.3%
Chicago Board of Ed.:
(Westinghouse High School Proj.) Series C, 5.5% 12/1/23 (Pre-Refunded to 12/1/15 @ 100) (f)	$ 1,000	$ 1,124
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	811
Series A, 0% 12/1/16 (FGIC Insured)	1,000	674
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,851
(Neighborhoods Alive 21 Prog.) 5% 1/1/33 (AMBAC Insured)	1,600	1,670
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	1,100	1,174
Series A:
5% 1/1/34 (FSA Insured)	4,900	5,125
5.25% 1/1/22 (MBIA Insured)	1,000	1,066
5.25% 1/1/33 (MBIA Insured)	2,930	3,066
5.25% 1/1/33 (Pre-Refunded to 1/1/11 @ 101) (f)	70	74
Series A2, 6% 1/1/11 (AMBAC Insured)	1,355	1,462
Series C, 5% 1/1/35 (MBIA Insured)	1,600	1,672
Chicago Midway Arpt. Rev. Series B:
6% 1/1/09 (MBIA Insured) (e)	2,000	2,024
6.125% 1/1/12 (MBIA Insured) (e)	2,740	2,773
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (e)	10,000	10,526
Series A:
5% 1/1/12 (MBIA Insured)	1,100	1,161
5.5% 1/1/10 (AMBAC Insured) (e)	1,350	1,410
6.25% 1/1/08 (AMBAC Insured) (e)	8,815	8,984
5.5% 1/1/09 (AMBAC Insured) (e)	1,995	2,053
5.5% 1/1/09 (Escrowed to Maturity) (e)(f)	2,405	2,474
Chicago Park District Series A:
5.25% 1/1/21 (FGIC Insured)	1,765	1,890
5.5% 1/1/18 (FGIC Insured)	370	392
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,370
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (f)	1,000	1,061
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,573
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (f)	2,500	1,932
0% 12/1/18 (Escrowed to Maturity) (f)	3,900	2,413
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	2,849
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig. Series B:
5.25% 11/15/26 (MBIA Insured)	$ 1,100	$ 1,187
5.25% 11/15/28 (MBIA Insured)	600	647
Cook County High School District #201 J. Sterling Morton Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,579
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,626
0% 11/1/17	2,700	1,731
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (d)(e)	2,200	2,193
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. 5.5% 5/1/13 (FGIC Insured)	1,000	1,095
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,137
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,097
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,663
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	2,600	2,697
(Univ. of Chicago Proj.):
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (f)	2,490	2,663
Series B:
3.1%, tender 7/1/07 (d)(f)	5	5
3.1%, tender 7/1/07 (d)	3,595	3,589
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,430
Illinois Fin. Auth. Rev.:
(DePaul Univ. Proj.):
5% 10/1/09	1,000	1,025
5% 10/1/10	1,235	1,277
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,993
5% 8/1/12 (XL Cap. Assurance, Inc. Insured) (c)	1,030	1,089
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,068
5.375% 7/1/15 (MBIA Insured)	1,300	1,396
5.5% 8/1/10	1,400	1,478
5.5% 4/1/16 (FSA Insured)	1,000	1,076
5.5% 2/1/18 (FGIC Insured)	1,000	1,072
5.5% 4/1/17 (MBIA Insured)	2,600	2,725
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
5.6% 4/1/21 (MBIA Insured)	$ 2,800	$ 2,938
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,055
7% 5/15/22	5,000	5,422
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,751
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	3,068
Illinois Sales Tax Rev.:
Series W, 5% 6/15/13	3,430	3,456
6% 6/15/20	1,600	1,704
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (FSA Insured)	7,600	8,014
Kane & DeKalb Counties Cmnty. Unit School District #302 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (f)	1,500	1,685
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 0% 12/1/18 (AMBAC Insured)	4,555	2,780
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,948
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,305
0% 12/1/14 (FSA Insured)	5,180	3,813
0% 12/1/15 (FSA Insured)	3,810	2,679
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,145
0% 12/1/10 (FSA Insured)	3,380	2,940
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,674
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	7,774
Series A:
0% 6/15/11 (Escrowed to Maturity) (f)	7,780	6,640
0% 6/15/16 (FGIC Insured)	2,050	1,406
0% 6/15/17 (FGIC Insured)	3,240	2,123
0% 6/15/20 (FGIC Insured)	1,400	804
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
Series 2002 A, 0% 6/15/14 (FGIC Insured)	$ 4,135	$ 3,103
Series A, 5% 12/15/28 (MBIA Insured)	1,000	1,041
Univ. of Illinois Auxiliary Facilities Sys. Rev. (UIC South Campus Dev. Proj.) 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (f)	1,000	1,055
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,300	1,366
Will County Cmnty. Unit School District #201 0% 11/1/17 (FGIC Insured)	4,700	3,019
Will County Cmnty. Unit School District #365, Valley View 0% 11/1/17 (FSA Insured)	1,300	835
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	736
		195,471
Indiana - 4.2%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) 5% 10/1/13	1,065	1,105
Avon 2000 Cmnty. School Bldg. Corp. 5% 1/15/18 (FSA Insured)	1,475	1,582
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,224
5% 1/10/14 (FSA Insured)	1,180	1,266
5% 7/10/14 (FSA Insured)	1,215	1,308
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,514
Columbus Repair and Renovation School Bldg. Corp. 5% 7/15/17 (MBIA Insured)	1,720	1,845
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	4,312
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,078
5% 1/15/12 (MBIA Insured)	1,295	1,368
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	1,700	1,840
GCS School Bldg. Corp. One 5.5% 7/15/12 (FSA Insured)	1,280	1,390
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,869
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Hamilton Heights School Bldg. Corp.:
5.25% 7/15/15 (FSA Insured)	$ 1,010	$ 1,107
5.25% 7/15/16 (FSA Insured)	2,095	2,308
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	7,680	9,534
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (d)(e)	1,250	1,272
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (FGIC Insured)	1,150	1,209
Indiana Trans. Fin. Auth. Hwy.:
Series 1993 A:
0% 12/1/17 (AMBAC Insured)	1,470	939
0% 6/1/18 (AMBAC Insured)	1,740	1,085
Series A, 0% 6/1/17 (AMBAC Insured)	3,000	1,959
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.):
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,185
Series I, 5.25% 1/1/10 (MBIA Insured) (e)	3,545	3,676
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,049
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,401
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (FGIC Insured)	1,090	1,184
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,324
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,592
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (f)	1,530	1,686
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (f)	1,310	1,444
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	2,000	2,034
4.9%, tender 6/1/07 (d)	5,005	5,011
South Harrison School Bldg. Corp. Series A, 5.5% 7/15/20 (FSA Insured)	2,550	2,830
Southmont School Bldg. Corp.:
5% 1/15/14 (FGIC Insured)	1,690	1,802
5% 7/15/17 (FGIC Insured)	2,000	2,112
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	$ 1,455	$ 1,575
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,062
		87,081
Iowa - 0.1%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	3,000	3,169
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (d)	2,800	2,812
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,289
5.25% 12/1/11 (MBIA Insured)	1,805	1,852
Series II, 5.5% 11/1/19	1,000	1,085
5.5% 11/1/20	1,000	1,084
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,660
		10,782
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (e)	1,645	1,698
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,418
		4,116
Louisiana - 0.9%
Caddo Parish School District Series A, 5.25% 3/1/16 (FSA Insured)	1,290	1,422
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,056
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (AMBAC Insured)	2,700	2,859
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (d)	3,300	3,308
Louisiana Pub. Facilities Auth. Rev. (Archdiocese of New Orleans Proj.) 5% 7/1/13 (CIFG North America Insured)	1,050	1,115
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana State Citizens Property Ins. Corp. Assessment Rev. Series B, 5.25% 6/1/14 (AMBAC Insured)	$ 5,000	$ 5,454
New Orleans Gen. Oblig.:
0% 9/1/13 (AMBAC Insured)	1,400	1,072
5% 12/1/29 (MBIA Insured)	2,000	2,100
		18,386
Maine - 0.1%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	1,810	1,942
Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Johns Hopkins Health Sys. Proj.) Series B, 5% 5/15/35	1,300	1,366
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series A, 5.125% 4/1/23	3,000	3,161
		4,527
Massachusetts - 3.3%
Massachusetts Bay Trans. Auth. Series A, 5.75% 7/1/18	260	277
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A:
5% 1/1/12	715	751
5% 1/1/13	750	792
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,419
6.375% 8/1/15	2,460	2,654
6.375% 8/1/16	2,570	2,773
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (d)(e)	3,000	3,191
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,269
5.75% 6/15/13	3,000	3,213
Massachusetts Gen. Oblig.:
Series 6D, 5% 8/1/22	700	748
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,153
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	1,800	1,929
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,406
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series E:
5% 11/1/23 (AMBAC Insured)	$ 16,600	$ 17,773
5% 11/1/24 (AMBAC Insured)	1,900	2,031
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	1,060
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	1,057
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,250
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 8/15/37 (AMBAC Insured)	8,500	9,015
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	3,620	3,783
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	26
		69,570
Michigan - 2.9%
Clarkston Cmnty. Schools 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	1,000	1,089
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	3,355	3,588
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,111
5% 9/30/12 (MBIA Insured)	1,500	1,598
Detroit Gen. Oblig. Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,444
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (d)	10,000	10,224
4.191% 7/1/32 (FSA Insured) (d)	5,800	5,800
Detroit Wtr. Supply Sys. Rev. 5.25% 7/1/14 (MBIA Insured)	2,600	2,838
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (f)	7,800	3,058
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (f)	1,000	1,062
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (e)	8,915	9,095
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	$ 1,000	$ 1,068
5.5% 3/1/17	1,885	2,012
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,169
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (f)	1,195	1,209
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	2,033
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (e)	1,500	1,577
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025	1,107
		60,082
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/09	1,250	1,289
5.625% 12/1/22	575	618
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,527
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	5,910	6,071
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/12	400	417
5% 5/15/13	395	413
5% 5/15/14	250	262
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,529
		13,126
Mississippi - 0.5%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (d)(e)	1,275	1,275
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (e)	3,800	3,939
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,367
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Hosp. Equip. & Facilities Auth.: - continued
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/13	$ 1,500	$ 1,571
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/11	1,305	1,354
		9,506
Missouri - 1.2%
Bi-State Dev. Agcy. Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (d)	8,400	8,446
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/13	1,000	1,043
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn.:
(Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	1,000	1,090
5% 9/1/16 (FSA Insured)	2,030	2,172
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,152
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,464
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (f)	2,370	2,537
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (c)(e)	1,500	1,598
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,092
(Convention Ctr. Proj.) 5.25% 7/15/13 (AMBAC Insured)	1,880	2,035
		24,629
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	4,200	4,303
Nevada - 0.4%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,598
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,168
Clark County School District Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,079
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	$ 2,300	$ 2,465
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	2,817
		9,127
New Hampshire - 0.3%
Manchester School Facilities Rev. 5.5% 6/1/20 (Pre-Refunded to 6/1/13 @ 100) (f)	1,150	1,263
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(e)	2,400	2,366
3.5%, tender 2/1/09 (d)(e)	2,600	2,575
		6,204
New Jersey - 2.5%
Camden County Impt. Auth. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/10	1,925	1,978
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	1,200	1,245
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,616
New Jersey Econ. Dev. Auth. Rev. Series 2005 O:
5.125% 3/1/28	2,000	2,125
5.25% 3/1/15	3,000	3,267
5.25% 3/1/21 (MBIA Insured)	1,200	1,300
5.25% 3/1/23	1,500	1,613
5.25% 3/1/25	4,200	4,509
5.25% 3/1/26	4,700	5,042
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	2,610	2,766
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (f)	4,825	4,842
5.75% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (f)	4,790	5,127
6.125% 6/1/24 (Pre-Refunded to 6/1/13 @ 100) (f)	6,400	6,861
6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (f)	2,755	3,125
6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	3,735	4,357
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	2,208
		52,981
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.4%
Albuquerque Arpt. Rev. 6.5% 7/1/07 (AMBAC Insured) (e)	$ 1,400	$ 1,409
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (d)	2,410	2,394
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (e)	2,000	2,042
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (e)	1,810	1,895
		7,740
New York - 12.2%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	4,740	5,237
5.75% 5/1/22 (FSA Insured)	2,240	2,434
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,240
5.75% 5/1/25 (FSA Insured)	1,715	1,904
5.75% 5/1/15 (FSA Insured)	5,985	6,738
5.75% 5/1/19 (FSA Insured)	5,590	6,235
5.75% 5/1/22 (FSA Insured)	8,525	9,480
Long Island Pwr. Auth. N.Y. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,700
5% 6/1/11	1,075	1,128
Metropolitan Trans. Auth. Rev. Series 2005 C, 5.25% 11/15/14	1,000	1,093
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,610
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,085
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,700	1,888
Series 2000 A, 6.5% 5/15/11	155	169
Series 2002 C, 5.5% 8/1/13	2,000	2,174
Series 2003 I, 5.75% 3/1/16 (Pre-Refunded to 3/1/13 @ 100) (f)	2,100	2,332
Series 2005 G, 5% 8/1/14	6,500	6,969
Series 2005 J, 5% 3/1/12	3,020	3,185
Series 2005 K, 5% 8/1/11	6,000	6,299
Series A, 5.25% 11/1/14 (MBIA Insured)	600	645
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,065
Series J, 5.5% 6/1/19	2,315	2,509
Subseries 2005 F1, 5.25% 9/1/14	3,600	3,920
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series D, 5% 6/15/39	$ 1,600	$ 1,679
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,400	3,682
5.75% 7/1/13 (AMBAC Insured)	1,100	1,194
Series C, 7.5% 7/1/10	4,210	4,453
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11 (MBIA Insured)	1,200	1,236
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,520
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	185	185
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (MBIA Insured)	5,500	6,019
Series 2003 A, 5% 3/15/09	3,000	3,078
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	1,100	1,125
4.875% 6/15/20	2,200	2,247
5% 6/15/15	775	795
New York State Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27 (FSA Insured)	5,000	5,442
Series G, 5% 1/1/32 (FSA Insured)	1,300	1,374
New York State Urban Dev. Corp. Rev. (Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,798
New York Transitional Fin. Auth. Rev.:
Series A:
5.5% 11/1/26 (b)	4,490	4,821
6% 11/1/28 (b)	40,925	44,698
Series B, 5.25% 2/1/29 (b)	3,800	4,004
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (f)	30	32
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	7,875	8,355
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,844
Series A1:
5% 6/1/11	1,540	1,542
5.25% 6/1/21 (AMBAC Insured)	2,200	2,345
5.25% 6/1/22 (AMBAC Insured)	3,450	3,675
5.5% 6/1/14	3,200	3,316
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series A1:
5.5% 6/1/15	$ 9,900	$ 10,399
5.5% 6/1/16	16,800	17,616
5.5% 6/1/17	1,900	2,015
Series C1:
5.5% 6/1/14	3,900	4,038
5.5% 6/1/15	4,900	5,144
5.5% 6/1/16	1,600	1,700
5.5% 6/1/17	4,950	5,249
5.5% 6/1/18	5,165	5,535
5.5% 6/1/19	4,700	5,097
5.5% 6/1/20	800	866
5.5% 6/1/22	600	648
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,099
		255,904
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey:
120th Series, 5.75% 10/15/13 (MBIA Insured) (e)	7,220	7,359
124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,215	1,243
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	4,100	4,639
		13,241
North Carolina - 1.1%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,710
5.25% 6/1/20 (AMBAC Insured)	1,520	1,634
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,517
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	900	922
Series A:
5.5% 1/1/11	1,590	1,679
5.75% 1/1/26	1,000	1,045
Series B, 6.125% 1/1/09	2,220	2,304
Series C, 5.25% 1/1/10	2,630	2,723
Series D:
5.375% 1/1/10	3,360	3,489
6% 1/1/09	1,620	1,646
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/17	$ 2,500	$ 2,648
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/18	2,000	2,145
		23,462
North Dakota - 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,986
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5% 7/1/12	1,000	1,041
5% 7/1/14	1,000	1,051
		6,078
Ohio - 0.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/12	1,690	1,759
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,158
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	1,060	1,144
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	2,600	2,766
Ohio Gen. Oblig. Series 2003 D, 2.45%, tender 9/14/07 (d)	1,350	1,341
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (f)	975	1,059
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	541
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (f)	1,000	1,101
		11,896
Oklahoma - 1.0%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	838
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,152
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	$ 3,360	$ 3,687
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (f)	3,035	3,113
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,405
5.5% 10/1/20 (FGIC Insured)	1,550	1,718
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,768
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.):
5% 12/15/13	1,000	1,061
5% 12/15/14	850	907
		20,649
Oregon - 0.2%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5% 5/1/09 (FSA Insured)	720	739
Tri-County Metropolitan Trans. District Rev. Series A:
5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (f)	1,520	1,619
5.75% 8/1/17 (Pre-Refunded to 8/1/10 @ 100) (f)	1,950	2,078
		4,436
Pennsylvania - 3.0%
Allegheny County Arpt. Rev.:
(Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (MBIA Insured) (e)	3,500	3,807
Series A1, 5.75% 1/1/12 (MBIA Insured) (e)	1,210	1,305
Allegheny County Hosp. Dev. Auth. Rev. (UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,352
Annville-Cleona School District 5.5% 3/1/23 (FSA Insured)	1,300	1,438
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,491
Central Dauphin School District Gen. Oblig. 7% 2/1/27 (Pre-Refunded to 2/1/16 @ 100) (f)	1,000	1,235
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (d)(e)	5,665	5,572
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/12	$ 1,120	$ 1,165
5% 12/15/13	1,155	1,204
Series B, 5% 12/15/13	3,115	3,248
(Crozer-Chester Med. Ctr. Proj.) 5.75% 12/15/13	1,165	1,261
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,000	2,538
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,707
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	1,300	1,391
6.5% 11/1/16 (e)	1,100	1,193
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(e)	2,300	2,314
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,350
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,713
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/16 (FSA Insured)	2,355	2,532
Series 17, 5.375% 7/1/20 (FSA Insured)	1,725	1,853
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,054
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,572
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,200
Pittsburgh Gen. Oblig. Series B, 5.25% 9/1/15 (FSA Insured)	3,000	3,301
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,670	1,714
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. 5.5% 9/1/14 (FSA Insured)	2,290	2,541
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,453
		62,504
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 0.6%
Puerto Rico Govt. Dev. Bank 5% 12/1/10	$ 11,460	$ 11,889
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,137
South Carolina - 1.4%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11	1,765	1,841
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,488
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,643
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,770
Greenwood Fifty School Facilities Installment 5% 12/1/15	1,360	1,462
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	680	707
Scago Edl. Facilities Corp. for Colleton School District:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	799
5% 12/1/19	2,040	2,162
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	5,500	6,233
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,102
Series A:
5.5% 1/1/14 (FGIC Insured)	1,300	1,430
5.5% 1/1/16 (FGIC Insured)	2,705	3,021
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/15	1,115	1,193
5% 12/1/17	1,335	1,433
		29,284
South Dakota - 0.3%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	2,000	2,129
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Dakota - continued
Minnehaha County Gen. Oblig.: - continued
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	$ 2,115	$ 2,250
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,499
		6,878
Tennessee - 1.3%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/10	5,000	5,196
5% 12/15/11	3,285	3,446
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,347
6.25% 1/1/13 (MBIA Insured)	1,700	1,907
7.25% 1/1/10 (MBIA Insured)	8,000	8,705
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,832
5% 9/1/11 (MBIA Insured)	1,835	1,931
5% 9/1/13 (MBIA Insured)	2,010	2,144
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,100	1,130
		27,638
Texas - 14.2%
Alamo Cmnty. College District:
5% 8/15/17 (FGIC Insured) (c)	3,100	3,364
5.625% 8/15/16 (FGIC Insured) (c)	3,115	3,520
Alvin Independent School District Series A, 5.25% 2/15/17	1,015	1,101
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	1,335	701
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 B, 6% 1/1/16	1,750	1,932
Series B:
6% 1/1/18	1,000	1,106
6% 1/1/19	1,335	1,471
Austin Independent School District 5.25% 8/1/11	3,515	3,734
Austin Util. Sys. Rev.:
Series A, 0% 11/15/10 (MBIA Insured)	5,200	4,531
0% 11/15/12 (AMBAC Insured)	5,645	4,545
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Util. Sys. Rev.: - continued
0% 5/15/17 (FGIC Insured)	$ 1,900	$ 1,245
Austin Wtr. & Wastewtr. Sys. Rev.:
Series A, 5% 5/15/31 (AMBAC Insured)	2,100	2,206
5% 11/15/10 (MBIA Insured)	1,735	1,812
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	188
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (f)	1,190	1,283
5.375% 5/1/16 (FSA Insured)	185	199
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (f)	1,240	1,336
5.375% 5/1/17 (FSA Insured)	195	209
Birdville Independent School District:
0% 2/15/12	4,150	3,433
5% 2/15/10	1,200	1,243
Boerne Independent School District 5.25% 2/1/35	1,300	1,376
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,605
Cedar Hill Independent School District 0% 8/15/07	1,270	1,253
Clint Independent School District:
5.5% 8/15/18	190	206
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (f)	810	881
Comal Independent School District (School Bldg. Proj.) 5% 2/1/33	1,500	1,562
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,622
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,520
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,637
Dallas County Gen. Oblig. Series A, 0% 8/15/07	3,605	3,558
Dallas Independent School District Series 2005, 5.25% 8/15/11	2,000	2,125
Del Valle Independent School District:
5% 2/1/15	2,015	2,154
5% 2/1/16	2,195	2,340
5.5% 2/1/11	1,350	1,437
Denton Independent School District 5% 8/15/33	5,300	5,491
DeSoto Independent School District 0% 8/15/18	2,195	1,345
Fort Worth Independent School District 5% 2/15/12	1,500	1,586
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,093
Gainesville Independent School District 5.25% 2/15/36	1,035	1,114
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Garland Independent School District:
Series A, 5% 2/15/10	$ 1,000	$ 1,036
5.5% 2/15/12	2,180	2,289
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,252
Harlandale Independent School District:
5.5% 8/15/35	15	16
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (f)	1,385	1,465
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 10/1/14 (MBIA Insured)	8,530	6,340
Series A, 5.25% 8/15/35 (FSA Insured)	4,600	4,816
0% 10/1/16 (MBIA Insured)	6,180	4,181
5.375% 8/15/23 (FSA Insured)	1,800	1,928
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A:
5.625% 2/15/14 (Pre-Refunded to 8/15/11 @ 100) (f)	2,500	2,694
5.625% 2/15/15 (Pre-Refunded to 8/15/11 @ 100) (f)	2,680	2,888
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (FGIC Insured)	1,000	1,081
5.5% 3/1/18 (FGIC Insured)	1,140	1,227
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (e)	3,300	3,312
Series B, 5.5% 7/1/30 (FSA Insured)	3,900	4,077
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	257
Houston Independent School District:
Series A, 0% 8/15/11	13,740	11,609
0% 8/15/10 (AMBAC Insured)	2,200	1,935
0% 8/15/15	2,000	1,422
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,261
0% 12/1/11 (AMBAC Insured)	8,250	6,907
Humble Independent School District:
0% 2/15/10	2,320	2,080
0% 2/15/16	1,250	869
0% 2/15/17	1,400	928
Irving Independent School District Series A, 0% 2/15/16	1,035	713
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	658
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Keller Independent School District: - continued
Series A, 0% 8/15/12	$ 1,590	$ 1,290
Kermit Independent School District 5.25% 12/15/32	2,400	2,606
Klein Independent School District Series A:
5% 8/1/13	1,455	1,556
5% 8/1/14	5,110	5,499
La Joya Independent School District 5.75% 2/15/17 (Pre-Refunded to 2/15/10 @ 100) (f)	2,200	2,324
Lamar Consolidated Independent School District 5.25% 2/15/14	305	309
Laredo Gen. Oblig. 5.125% 8/15/11 (FGIC Insured)	2,225	2,297
Lewisville Independent School District 0% 8/15/08	5,000	4,763
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	3,400	3,658
Lower Colorado River Auth. Rev. 0% 1/1/09 (Escrowed to Maturity) (f)	615	577
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	2,405	2,577
Mansfield Independent School District:
5.5% 2/15/13	230	245
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,345	1,433
5.5% 2/15/14	330	351
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (f)	1,950	2,078
5.5% 2/15/15	2,270	2,441
5.5% 2/15/16	3,450	3,710
5.5% 2/15/18	145	154
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (f)	855	911
5.5% 2/15/19	2,530	2,685
Mesquite Independent School District 5.375% 8/15/11	430	440
Midway Independent School District 0% 8/15/19	1,400	821
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/19 (FSA Insured)	520	563
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	3,480	3,781
Mount Pleasant Independent School District 5.5% 2/15/17 (Pre-Refunded to 8/15/11 @ 100) (f)	1,010	1,084
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	1,069
5.5% 8/15/26 (FGIC Insured)	1,225	1,344
New Braunfels Independent School District 5.5% 2/1/15	1,135	1,206
North Central Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (MBIA Insured)	2,520	2,826
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series A, 5% 1/1/28 (AMBAC Insured)	$ 3,300	$ 3,437
Northside Independent School District:
Series A, 5.25% 2/15/17	2,975	3,159
5.5% 2/15/13	1,090	1,160
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,300
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	565
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,079
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (f)	1,000	1,066
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (f)	500	533
Prosper Independent School District 5.125% 8/15/30	1,400	1,486
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (f)	1,210	1,284
Rockwall Independent School District:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,025	1,102
5.375% 2/15/18	25	27
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (f)	1,345	1,446
5.625% 2/15/11	3,865	4,133
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (f)	1,940	2,081
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (f)	1,510	1,620
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,081
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	1,050	1,135
San Antonio Elec. & Gas Sys. Rev.:
5.375% 2/1/17	3,495	3,729
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,689
5.75% 2/1/11 (Escrowed to Maturity) (f)	1,410	1,473
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,874
5.25% 2/1/14 (MBIA Insured)	1,835	1,995
San Antonio Wtr. Sys. Rev. Series A, 5% 5/15/32 (FSA Insured)	700	725
San Marcos Consolidated Independent School District:
5% 8/1/16	1,190	1,273
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Marcos Consolidated Independent School District: - continued
5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (f)	$ 3,650	$ 4,000
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,457
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,160
Spring Branch Independent School District:
5.375% 2/1/14	1,065	1,130
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,635	1,734
5.375% 2/1/18	480	506
5.375% 2/1/18 (Pre-Refunded to 2/1/11 @ 100) (f)	920	976
Texas Gen. Oblig. (College Student Ln. Prog.):
5.25% 8/1/09 (e)	6,885	7,106
5.375% 8/1/10 (e)	1,915	2,006
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	2,200	1,489
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,000	1,035
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	1,300	1,402
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000	2,115
Texas Tpk. Auth. Central Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	10,997
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,759
Series B, 5.625% 7/15/21	2,010	2,101
Town Ctr. Impt. District Sales & Hotel Occupancy Tax 5.625% 3/1/18 (FGIC Insured)	2,280	2,430
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,222
Waxahachie Independent School District:
0% 8/15/14	1,460	1,087
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (f)	4,780	2,173
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (f)	3,860	1,639
White Settlement Independent School District 5.75% 8/15/34	1,250	1,361
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	37
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Wylie Independent School District 0% 8/15/20	$ 1,000	$ 560
Ysleta Independent School District 0% 8/15/11	1,100	929
		296,787
Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series B, 5.75% 7/1/16 (MBIA Insured)	370	379
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	5,000	5,362
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,849
		8,590
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	2,800	3,030
Series A, 5.75% 12/1/18 (AMBAC Insured)	1,200	1,285
		4,315
Virginia - 0.3%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (d)(e)	1,700	1,698
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (e)	2,750	2,826
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I:
5.75% 5/1/07 (e)	1,380	1,381
5.85% 5/1/08 (e)	1,370	1,380
		7,285
Washington - 5.4%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	2,800	1,814
0% 6/1/24 (MBIA Insured)	1,525	713
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(e)	1,000	1,057
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,401
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,696
5.25% 1/1/11 (FSA Insured)	1,715	1,807
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Clark County Pub. Util. District #1 Elec. Rev.: - continued
5% 1/1/10 (MBIA Insured)	$ 2,000	$ 2,068
Clark County School District #114, Evergreen 5.375% 12/1/14 (FSA Insured)	2,000	2,157
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	3,000	1,740
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (f)	460	481
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/13	5,000	5,330
Series B, 6% 7/1/17 (MBIA Insured)	4,000	4,416
Franklin County Pub. Util. District #1 Elec. Rev.:
5.625% 9/1/21 (MBIA Insured)	145	157
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (f)	1,855	2,030
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (e)	1,235	1,286
Series B, 5.25% 1/1/16 (FGIC Insured) (e)	1,000	1,068
Port of Seattle Rev. Series B, 5.5% 9/1/08 (FGIC Insured) (e)	3,750	3,843
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	855	871
Snohomish County School District #4, Lake Stevens 5.125% 12/1/17 (FGIC Insured)	2,000	2,174
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/18 (MBIA Insured)	1,000	1,111
5.75% 12/1/20 (MBIA Insured)	1,000	1,109
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,386
0% 12/1/12 (FGIC Insured)	6,830	5,514
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,646
Series 2001 C, 5.25% 1/1/16	3,000	3,149
Series C, 5.25% 1/1/26 (FSA Insured)	2,200	2,307
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	2,056
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,065	3,273
(Swedish Health Svcs. Proj.) 5.5% 11/15/12 (AMBAC Insured)	3,000	3,106
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1997 B, 5.125% 7/1/13 (Pre-Refunded to 7/1/07 @ 102) (f)	$ 9,500	$ 9,722
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5% 7/1/12 (FSA Insured)	3,500	3,623
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/07 (Escrowed to Maturity) (f)	15,130	14,997
0% 7/1/10	16,000	14,095
0% 7/1/10	2,250	1,982
0% 7/1/12 (MBIA Insured)	4,000	3,262
		112,447
West Virginia - 0.5%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	1,100	743
West Virginia Commissioner of Hwys. Spl. Oblig. Series A, 5% 9/1/12 (FSA Insured)	1,500	1,593
West Virginia State School Bldg. Auth. Rev. Series A:
5% 7/1/14 (FGIC Insured) (c)	2,815	3,029
5% 7/1/15 (FGIC Insured) (c)	4,115	4,449
		9,814
Wisconsin - 0.9%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	2,180	2,330
Menasha Joint School District:
5.5% 3/1/19 (f)	970	1,040
5.5% 3/1/19 (FSA Insured)	60	64
Wisconsin Gen. Oblig. Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,063
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	886
(Wheaton Franciscan Healthcare Proj.) Series 2006 A, 5% 8/15/12	4,795	4,991
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/14	1,775	1,899
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (f)	1,760	1,893
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Svcs., Inc. Proj.):
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (f)	$ 1,000	$ 1,110
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (f)	1,600	1,793
		18,179
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $2,055,255)	2,087,725
NET OTHER ASSETS - 0.3%	6,309
NET ASSETS - 100%	$ 2,094,034
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.779% and pay quarterly a floating rate based on the BMA Municipal Swap Index with Citibank	May 2010	$ 23,000	$ 273
Receive quarterly a fixed rate equal to 3.859% and pay quarterly a floating rate based on the BMA Municipal Swap Index with Goldman Sachs	May 2010	23,000	324
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.074% with Merrill Lynch, Inc.	Jan. 2038	10,000	(83)
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.391% with Citibank	May 2027	5,000	(285)
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.498% with Merrill Lynch, Inc.	May 2027	5,000	(351)
Receive semi-annually a fixed rate equal to 5.419% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Jan. 2038	7,700	28
		$ 73,700	$ (94)
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,055,038,000. Net unrealized appreciation aggregated $32,687,000, of which $38,450,000 related to appreciated investment securities and $5,763,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2007

1.832282.101

ALIM-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.7%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Auburn Univ. Gen. Fee Rev. Series A, 5.5% 6/1/12 (MBIA Insured)	$ 2,125	$ 2,274
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	1,200	1,224
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,339
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (e)	1,700	1,713
5.25% 10/1/08 (MBIA Insured) (e)	3,055	3,122
5.75% 10/1/09 (MBIA Insured) (e)	3,865	4,028
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	2,159
5.5% 1/1/22	2,300	2,485
Jefferson County Swr. Rev. Series A, 5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (f)	2,920	3,016
		21,360
Alaska - 0.1%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (AMBAC Insured) (e)	2,935	3,106
Arizona - 0.2%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,100	1,133
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,573
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,144
		3,850
California - 16.3%
Cabrillo Cmnty. College District 5.25% 8/1/15 (MBIA Insured)	1,400	1,537
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/12 (MBIA Insured)	4,000	4,302
5.5% 5/1/15 (AMBAC Insured)	2,600	2,835
California Econ. Recovery:
Series 2004 A:
5.25% 7/1/12	1,210	1,301
5.25% 7/1/13	7,000	7,595
Series A:
5% 7/1/15	15,200	16,384
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery: - continued
Series A:
5% 7/1/15 (MBIA Insured)	$ 6,100	$ 6,595
5.25% 1/1/11	700	740
5.25% 7/1/13 (MBIA Insured)	10,300	11,206
5.25% 7/1/14	15,400	16,842
5.25% 7/1/14 (FGIC Insured)	9,700	10,640
California Gen. Oblig.:
4.5% 2/1/09	2,800	2,847
5% 2/1/11	2,650	2,777
5% 10/1/13	1,550	1,660
5% 3/1/15	3,000	3,227
5% 8/1/16 (c)	6,000	6,492
5% 6/1/27 (AMBAC Insured)	1,800	1,897
5% 2/1/31 (MBIA Insured)	1,900	1,982
5% 9/1/32	5,300	5,576
5% 8/1/33	4,300	4,501
5% 8/1/35	7,800	8,162
5% 9/1/35	12,000	12,615
5.125% 11/1/24	1,900	2,012
5.125% 2/1/26	1,200	1,264
5.25% 2/1/11	4,000	4,226
5.25% 3/1/12	2,210	2,362
5.25% 2/1/15	5,000	5,395
5.25% 2/1/16	8,500	9,167
5.25% 2/1/27 (MBIA Insured)	1,605	1,707
5.25% 4/1/27	1,000	1,071
5.25% 2/1/28	3,400	3,608
5.25% 11/1/29	1,200	1,275
5.25% 2/1/33	6,100	6,437
5.25% 12/1/33	6,755	7,224
5.25% 4/1/34	6,600	7,049
5.5% 3/1/11	8,500	9,068
5.5% 4/1/13	1,400	1,530
5.5% 4/1/13 (AMBAC Insured)	1,000	1,098
5.5% 4/1/30	500	548
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	1,285	1,432
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	10,015	11,162
5.5% 11/1/33	21,355	23,229
5.625% 5/1/20	225	239
5.75% 10/1/10	2,200	2,352
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (d)	$ 3,000	$ 3,168
California Hsg. Fin. Agcy. Home Mtg. Rev. Series 1983 A, 0% 2/1/15	19,346	10,386
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,575
(CA State Univ. Proj.) Series A, 5% 10/1/14 (FGIC Insured)	3,405	3,678
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,169
Series 2005 K, 5% 11/1/16	7,195	7,718
5% 11/1/14 (FGIC Insured)	5,000	5,405
California State Univ. Rev. & Colleges 5% 11/1/14 (FSA Insured) (c)	1,000	1,075
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	1,300	1,298
(Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (d)(f)	4,000	3,996
Commerce Refuse To Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,495
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,945
0% 1/15/27 (a)	1,000	930
5% 1/15/16 (MBIA Insured)	1,000	1,045
5.75% 1/15/40	1,600	1,676
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	2,000	2,333
Series B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,295
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) 5% 9/1/18 (AMBAC Insured)	1,425	1,530
Los Angeles Dept. Arpt. Rev. Series A, 5.25% 5/15/19 (FGIC Insured)	2,500	2,666
Los Angeles Reg'l. Airports Impt. Rev.:
(LAXFUEL Corp. Proj.):
5% 1/1/10 (FSA Insured) (e)	1,660	1,700
5% 1/1/11 (FSA Insured) (e)	1,740	1,799
5% 1/1/12 (FSA Insured) (e)	1,835	1,909
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Reg'l. Airports Impt. Rev.: - continued
(LAXFUEL Corp. Proj.):
5% 1/1/08 (FSA Insured) (e)	$ 1,510	$ 1,525
Los Angeles Unified School District Series F, 5% 7/1/15 (FSA Insured)	4,000	4,290
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	2,235	2,513
North City West School Facilities Fing. Auth. Spl. Tax Subseries C, 5% 9/1/12 (AMBAC Insured)	2,140	2,279
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,158
Port of Oakland Gen. Oblig. Series 2002 N, 5% 11/1/12 (MBIA Insured) (e)	3,420	3,614
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,497
5.25% 10/1/10	1,620	1,696
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A 5% 5/1/13 (MBIA Insured) (e)	1,340	1,413
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	3,022
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	747
Univ. of California Revs. Series K:
5% 5/15/14 (MBIA Insured) (c)	3,000	3,225
5% 5/15/16 (MBIA Insured) (c)	6,880	7,488
		341,426
Colorado - 1.3%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	5,000	4,075
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	2,575	2,774
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series B, 5% 11/1/17 (MBIA Insured)	1,000	1,079
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E:
5% 11/15/12	2,190	2,297
5% 11/15/14	1,165	1,237
Series F:
5% 11/15/13	1,285	1,357
5% 11/15/14	1,355	1,439
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	$ 1,990	$ 2,174
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	2,550	2,891
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	3,475	2,242
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,128
5.75% 12/15/22 (FGIC Insured)	1,000	1,124
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (Pre-Refunded to 9/1/10 @ 102) (f)	3,200	3,473
Series B, 0% 9/1/15 (MBIA Insured)	1,400	991
		28,281
District Of Columbia - 0.9%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,107
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,362
Series A:
5.25% 6/1/10 (FSA Insured)	1,000	1,046
5.25% 6/1/10 (MBIA Insured)	1,980	2,034
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,762
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,370
Metropolitan Washington DC Arpt. Auth. Gen. Arpt. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (e)	3,475	3,583
5.25% 10/1/10 (MBIA Insured) (e)	2,780	2,865
		18,129
Florida - 5.6%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (f)	555	572
Broward County School Board Ctfs. of Prtn.:
Series A, 5% 7/1/16 (FGIC Insured)	2,180	2,345
5.25% 7/1/20 (MBIA Insured)	1,000	1,067
Citizens Property Ins. Corp. 5% 3/1/12 (MBIA Insured)	4,000	4,226
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	$ 1,385	$ 1,480
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,954
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	2,105	2,250
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,879
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,704
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series A, 5% 7/1/33	700	734
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series 06G:
5% 11/15/12	1,000	1,051
5% 11/15/13	1,600	1,692
Series B, 5% 11/15/17	1,200	1,263
3.95%, tender 9/1/12 (d)	7,550	7,503
5%, tender 11/16/09 (d)	5,000	5,139
5.25% 11/15/11 (Pre-Refunded to 11/15/08 @ 101) (f)	3,735	3,867
5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (f)	5,000	5,617
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (d)	18,000	17,985
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.):
5% 11/15/12	1,340	1,409
5% 11/15/14	2,485	2,643
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (e)	1,000	1,031
Miami Gen. Oblig. (Homeland Defense/Neighborhood Cap. Impt. Proj.) Series 2002, 5.5% 1/1/16 (MBIA Insured)	1,495	1,609
Miami Health Facilities Auth. Systems Rev. Series C, 5.125% 11/15/24	600	627
Miami-Dade County School Board Ctfs. of Prtn.:
Series A:
5% 8/1/14 (AMBAC Insured) (c)	2,700	2,853
5% 8/1/15 (AMBAC Insured) (c)	5,990	6,350
5%, tender 5/1/11 (MBIA Insured) (d)	1,400	1,462
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	2,365	1,848
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County School Board Ctfs. of Prtn. Series A: - continued
5.375% 8/1/22 (Pre-Refunded to 8/1/07 @ 101) (f)	$ 4,530	$ 4,601
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,776
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (AMBAC Insured) (e)	2,000	2,123
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/12 (MBIA Insured)	15,125	16,296
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,501
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	1,020	1,079
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured)	1,700	1,729
		116,265
Georgia - 1.7%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (e)	1,620	1,671
Series A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,260
Series F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,281
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,854
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/10 (FSA Insured)	3,370	3,482
Georgia Gen. Oblig.:
Series 1993 A, 7.45% 1/1/09	2,880	3,066
Series B, 5% 5/1/22	9,500	9,986
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,650
Series 2005 V:
6.6% 1/1/18 (MBIA Insured)	1,550	1,819
6.6% 1/1/18 (Pre-Refunded to 1/1/18 @ 100) (f)	35	41
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,645	882
		34,992
Hawaii - 0.2%
Hawaii Arpt. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	3,700	4,161
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - 9.3%
Chicago Board of Ed.:
(Westinghouse High School Proj.) Series C, 5.5% 12/1/23 (Pre-Refunded to 12/1/15 @ 100) (f)	$ 1,000	$ 1,124
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	811
Series A, 0% 12/1/16 (FGIC Insured)	1,000	674
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,851
(Neighborhoods Alive 21 Prog.) 5% 1/1/33 (AMBAC Insured)	1,600	1,670
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	1,100	1,174
Series A:
5% 1/1/34 (FSA Insured)	4,900	5,125
5.25% 1/1/22 (MBIA Insured)	1,000	1,066
5.25% 1/1/33 (MBIA Insured)	2,930	3,066
5.25% 1/1/33 (Pre-Refunded to 1/1/11 @ 101) (f)	70	74
Series A2, 6% 1/1/11 (AMBAC Insured)	1,355	1,462
Series C, 5% 1/1/35 (MBIA Insured)	1,600	1,672
Chicago Midway Arpt. Rev. Series B:
6% 1/1/09 (MBIA Insured) (e)	2,000	2,024
6.125% 1/1/12 (MBIA Insured) (e)	2,740	2,773
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (e)	10,000	10,526
Series A:
5% 1/1/12 (MBIA Insured)	1,100	1,161
5.5% 1/1/10 (AMBAC Insured) (e)	1,350	1,410
6.25% 1/1/08 (AMBAC Insured) (e)	8,815	8,984
5.5% 1/1/09 (AMBAC Insured) (e)	1,995	2,053
5.5% 1/1/09 (Escrowed to Maturity) (e)(f)	2,405	2,474
Chicago Park District Series A:
5.25% 1/1/21 (FGIC Insured)	1,765	1,890
5.5% 1/1/18 (FGIC Insured)	370	392
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,370
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (f)	1,000	1,061
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,573
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (f)	2,500	1,932
0% 12/1/18 (Escrowed to Maturity) (f)	3,900	2,413
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	2,849
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig. Series B:
5.25% 11/15/26 (MBIA Insured)	$ 1,100	$ 1,187
5.25% 11/15/28 (MBIA Insured)	600	647
Cook County High School District #201 J. Sterling Morton Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,579
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,626
0% 11/1/17	2,700	1,731
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (d)(e)	2,200	2,193
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. 5.5% 5/1/13 (FGIC Insured)	1,000	1,095
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,137
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,097
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,663
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	2,600	2,697
(Univ. of Chicago Proj.):
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (f)	2,490	2,663
Series B:
3.1%, tender 7/1/07 (d)(f)	5	5
3.1%, tender 7/1/07 (d)	3,595	3,589
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,430
Illinois Fin. Auth. Rev.:
(DePaul Univ. Proj.):
5% 10/1/09	1,000	1,025
5% 10/1/10	1,235	1,277
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,993
5% 8/1/12 (XL Cap. Assurance, Inc. Insured) (c)	1,030	1,089
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,068
5.375% 7/1/15 (MBIA Insured)	1,300	1,396
5.5% 8/1/10	1,400	1,478
5.5% 4/1/16 (FSA Insured)	1,000	1,076
5.5% 2/1/18 (FGIC Insured)	1,000	1,072
5.5% 4/1/17 (MBIA Insured)	2,600	2,725
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
5.6% 4/1/21 (MBIA Insured)	$ 2,800	$ 2,938
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,055
7% 5/15/22	5,000	5,422
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,751
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	3,068
Illinois Sales Tax Rev.:
Series W, 5% 6/15/13	3,430	3,456
6% 6/15/20	1,600	1,704
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (FSA Insured)	7,600	8,014
Kane & DeKalb Counties Cmnty. Unit School District #302 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (f)	1,500	1,685
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 0% 12/1/18 (AMBAC Insured)	4,555	2,780
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,948
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,305
0% 12/1/14 (FSA Insured)	5,180	3,813
0% 12/1/15 (FSA Insured)	3,810	2,679
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,145
0% 12/1/10 (FSA Insured)	3,380	2,940
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,674
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	7,774
Series A:
0% 6/15/11 (Escrowed to Maturity) (f)	7,780	6,640
0% 6/15/16 (FGIC Insured)	2,050	1,406
0% 6/15/17 (FGIC Insured)	3,240	2,123
0% 6/15/20 (FGIC Insured)	1,400	804
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
Series 2002 A, 0% 6/15/14 (FGIC Insured)	$ 4,135	$ 3,103
Series A, 5% 12/15/28 (MBIA Insured)	1,000	1,041
Univ. of Illinois Auxiliary Facilities Sys. Rev. (UIC South Campus Dev. Proj.) 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (f)	1,000	1,055
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,300	1,366
Will County Cmnty. Unit School District #201 0% 11/1/17 (FGIC Insured)	4,700	3,019
Will County Cmnty. Unit School District #365, Valley View 0% 11/1/17 (FSA Insured)	1,300	835
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	736
		195,471
Indiana - 4.2%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) 5% 10/1/13	1,065	1,105
Avon 2000 Cmnty. School Bldg. Corp. 5% 1/15/18 (FSA Insured)	1,475	1,582
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,224
5% 1/10/14 (FSA Insured)	1,180	1,266
5% 7/10/14 (FSA Insured)	1,215	1,308
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,514
Columbus Repair and Renovation School Bldg. Corp. 5% 7/15/17 (MBIA Insured)	1,720	1,845
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	4,312
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,078
5% 1/15/12 (MBIA Insured)	1,295	1,368
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	1,700	1,840
GCS School Bldg. Corp. One 5.5% 7/15/12 (FSA Insured)	1,280	1,390
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,869
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Hamilton Heights School Bldg. Corp.:
5.25% 7/15/15 (FSA Insured)	$ 1,010	$ 1,107
5.25% 7/15/16 (FSA Insured)	2,095	2,308
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	7,680	9,534
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (d)(e)	1,250	1,272
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (FGIC Insured)	1,150	1,209
Indiana Trans. Fin. Auth. Hwy.:
Series 1993 A:
0% 12/1/17 (AMBAC Insured)	1,470	939
0% 6/1/18 (AMBAC Insured)	1,740	1,085
Series A, 0% 6/1/17 (AMBAC Insured)	3,000	1,959
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.):
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,185
Series I, 5.25% 1/1/10 (MBIA Insured) (e)	3,545	3,676
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,049
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,401
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (FGIC Insured)	1,090	1,184
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,324
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,592
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (f)	1,530	1,686
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (f)	1,310	1,444
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	2,000	2,034
4.9%, tender 6/1/07 (d)	5,005	5,011
South Harrison School Bldg. Corp. Series A, 5.5% 7/15/20 (FSA Insured)	2,550	2,830
Southmont School Bldg. Corp.:
5% 1/15/14 (FGIC Insured)	1,690	1,802
5% 7/15/17 (FGIC Insured)	2,000	2,112
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	$ 1,455	$ 1,575
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,062
		87,081
Iowa - 0.1%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	3,000	3,169
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (d)	2,800	2,812
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,289
5.25% 12/1/11 (MBIA Insured)	1,805	1,852
Series II, 5.5% 11/1/19	1,000	1,085
5.5% 11/1/20	1,000	1,084
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,660
		10,782
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (e)	1,645	1,698
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,418
		4,116
Louisiana - 0.9%
Caddo Parish School District Series A, 5.25% 3/1/16 (FSA Insured)	1,290	1,422
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,056
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (AMBAC Insured)	2,700	2,859
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (d)	3,300	3,308
Louisiana Pub. Facilities Auth. Rev. (Archdiocese of New Orleans Proj.) 5% 7/1/13 (CIFG North America Insured)	1,050	1,115
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana State Citizens Property Ins. Corp. Assessment Rev. Series B, 5.25% 6/1/14 (AMBAC Insured)	$ 5,000	$ 5,454
New Orleans Gen. Oblig.:
0% 9/1/13 (AMBAC Insured)	1,400	1,072
5% 12/1/29 (MBIA Insured)	2,000	2,100
		18,386
Maine - 0.1%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	1,810	1,942
Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Johns Hopkins Health Sys. Proj.) Series B, 5% 5/15/35	1,300	1,366
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series A, 5.125% 4/1/23	3,000	3,161
		4,527
Massachusetts - 3.3%
Massachusetts Bay Trans. Auth. Series A, 5.75% 7/1/18	260	277
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A:
5% 1/1/12	715	751
5% 1/1/13	750	792
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,419
6.375% 8/1/15	2,460	2,654
6.375% 8/1/16	2,570	2,773
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (d)(e)	3,000	3,191
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,269
5.75% 6/15/13	3,000	3,213
Massachusetts Gen. Oblig.:
Series 6D, 5% 8/1/22	700	748
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,153
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	1,800	1,929
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,406
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series E:
5% 11/1/23 (AMBAC Insured)	$ 16,600	$ 17,773
5% 11/1/24 (AMBAC Insured)	1,900	2,031
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	1,060
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	1,057
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,250
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 8/15/37 (AMBAC Insured)	8,500	9,015
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	3,620	3,783
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	26
		69,570
Michigan - 2.9%
Clarkston Cmnty. Schools 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	1,000	1,089
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	3,355	3,588
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,111
5% 9/30/12 (MBIA Insured)	1,500	1,598
Detroit Gen. Oblig. Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,444
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (d)	10,000	10,224
4.191% 7/1/32 (FSA Insured) (d)	5,800	5,800
Detroit Wtr. Supply Sys. Rev. 5.25% 7/1/14 (MBIA Insured)	2,600	2,838
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (f)	7,800	3,058
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (f)	1,000	1,062
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (e)	8,915	9,095
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	$ 1,000	$ 1,068
5.5% 3/1/17	1,885	2,012
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,169
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (f)	1,195	1,209
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	2,033
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (e)	1,500	1,577
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025	1,107
		60,082
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/09	1,250	1,289
5.625% 12/1/22	575	618
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,527
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	5,910	6,071
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/12	400	417
5% 5/15/13	395	413
5% 5/15/14	250	262
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,529
		13,126
Mississippi - 0.5%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (d)(e)	1,275	1,275
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (e)	3,800	3,939
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,367
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Hosp. Equip. & Facilities Auth.: - continued
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/13	$ 1,500	$ 1,571
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/11	1,305	1,354
		9,506
Missouri - 1.2%
Bi-State Dev. Agcy. Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (d)	8,400	8,446
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/13	1,000	1,043
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn.:
(Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	1,000	1,090
5% 9/1/16 (FSA Insured)	2,030	2,172
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,152
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,464
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (f)	2,370	2,537
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (c)(e)	1,500	1,598
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,092
(Convention Ctr. Proj.) 5.25% 7/15/13 (AMBAC Insured)	1,880	2,035
		24,629
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	4,200	4,303
Nevada - 0.4%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,598
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,168
Clark County School District Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,079
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	$ 2,300	$ 2,465
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	2,817
		9,127
New Hampshire - 0.3%
Manchester School Facilities Rev. 5.5% 6/1/20 (Pre-Refunded to 6/1/13 @ 100) (f)	1,150	1,263
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(e)	2,400	2,366
3.5%, tender 2/1/09 (d)(e)	2,600	2,575
		6,204
New Jersey - 2.5%
Camden County Impt. Auth. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/10	1,925	1,978
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	1,200	1,245
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,616
New Jersey Econ. Dev. Auth. Rev. Series 2005 O:
5.125% 3/1/28	2,000	2,125
5.25% 3/1/15	3,000	3,267
5.25% 3/1/21 (MBIA Insured)	1,200	1,300
5.25% 3/1/23	1,500	1,613
5.25% 3/1/25	4,200	4,509
5.25% 3/1/26	4,700	5,042
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	2,610	2,766
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (f)	4,825	4,842
5.75% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (f)	4,790	5,127
6.125% 6/1/24 (Pre-Refunded to 6/1/13 @ 100) (f)	6,400	6,861
6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (f)	2,755	3,125
6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	3,735	4,357
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	2,208
		52,981
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.4%
Albuquerque Arpt. Rev. 6.5% 7/1/07 (AMBAC Insured) (e)	$ 1,400	$ 1,409
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (d)	2,410	2,394
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (e)	2,000	2,042
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (e)	1,810	1,895
		7,740
New York - 12.2%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	4,740	5,237
5.75% 5/1/22 (FSA Insured)	2,240	2,434
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,240
5.75% 5/1/25 (FSA Insured)	1,715	1,904
5.75% 5/1/15 (FSA Insured)	5,985	6,738
5.75% 5/1/19 (FSA Insured)	5,590	6,235
5.75% 5/1/22 (FSA Insured)	8,525	9,480
Long Island Pwr. Auth. N.Y. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,700
5% 6/1/11	1,075	1,128
Metropolitan Trans. Auth. Rev. Series 2005 C, 5.25% 11/15/14	1,000	1,093
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,610
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,085
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,700	1,888
Series 2000 A, 6.5% 5/15/11	155	169
Series 2002 C, 5.5% 8/1/13	2,000	2,174
Series 2003 I, 5.75% 3/1/16 (Pre-Refunded to 3/1/13 @ 100) (f)	2,100	2,332
Series 2005 G, 5% 8/1/14	6,500	6,969
Series 2005 J, 5% 3/1/12	3,020	3,185
Series 2005 K, 5% 8/1/11	6,000	6,299
Series A, 5.25% 11/1/14 (MBIA Insured)	600	645
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,065
Series J, 5.5% 6/1/19	2,315	2,509
Subseries 2005 F1, 5.25% 9/1/14	3,600	3,920
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series D, 5% 6/15/39	$ 1,600	$ 1,679
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,400	3,682
5.75% 7/1/13 (AMBAC Insured)	1,100	1,194
Series C, 7.5% 7/1/10	4,210	4,453
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11 (MBIA Insured)	1,200	1,236
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,520
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	185	185
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (MBIA Insured)	5,500	6,019
Series 2003 A, 5% 3/15/09	3,000	3,078
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	1,100	1,125
4.875% 6/15/20	2,200	2,247
5% 6/15/15	775	795
New York State Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27 (FSA Insured)	5,000	5,442
Series G, 5% 1/1/32 (FSA Insured)	1,300	1,374
New York State Urban Dev. Corp. Rev. (Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,798
New York Transitional Fin. Auth. Rev.:
Series A:
5.5% 11/1/26 (b)	4,490	4,821
6% 11/1/28 (b)	40,925	44,698
Series B, 5.25% 2/1/29 (b)	3,800	4,004
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (f)	30	32
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	7,875	8,355
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,844
Series A1:
5% 6/1/11	1,540	1,542
5.25% 6/1/21 (AMBAC Insured)	2,200	2,345
5.25% 6/1/22 (AMBAC Insured)	3,450	3,675
5.5% 6/1/14	3,200	3,316
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series A1:
5.5% 6/1/15	$ 9,900	$ 10,399
5.5% 6/1/16	16,800	17,616
5.5% 6/1/17	1,900	2,015
Series C1:
5.5% 6/1/14	3,900	4,038
5.5% 6/1/15	4,900	5,144
5.5% 6/1/16	1,600	1,700
5.5% 6/1/17	4,950	5,249
5.5% 6/1/18	5,165	5,535
5.5% 6/1/19	4,700	5,097
5.5% 6/1/20	800	866
5.5% 6/1/22	600	648
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,099
		255,904
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey:
120th Series, 5.75% 10/15/13 (MBIA Insured) (e)	7,220	7,359
124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,215	1,243
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	4,100	4,639
		13,241
North Carolina - 1.1%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,710
5.25% 6/1/20 (AMBAC Insured)	1,520	1,634
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,517
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	900	922
Series A:
5.5% 1/1/11	1,590	1,679
5.75% 1/1/26	1,000	1,045
Series B, 6.125% 1/1/09	2,220	2,304
Series C, 5.25% 1/1/10	2,630	2,723
Series D:
5.375% 1/1/10	3,360	3,489
6% 1/1/09	1,620	1,646
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/17	$ 2,500	$ 2,648
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/18	2,000	2,145
		23,462
North Dakota - 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,986
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5% 7/1/12	1,000	1,041
5% 7/1/14	1,000	1,051
		6,078
Ohio - 0.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/12	1,690	1,759
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,158
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	1,060	1,144
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	2,600	2,766
Ohio Gen. Oblig. Series 2003 D, 2.45%, tender 9/14/07 (d)	1,350	1,341
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (f)	975	1,059
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	541
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (f)	1,000	1,101
		11,896
Oklahoma - 1.0%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	838
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,152
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	$ 3,360	$ 3,687
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (f)	3,035	3,113
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,405
5.5% 10/1/20 (FGIC Insured)	1,550	1,718
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,768
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.):
5% 12/15/13	1,000	1,061
5% 12/15/14	850	907
		20,649
Oregon - 0.2%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5% 5/1/09 (FSA Insured)	720	739
Tri-County Metropolitan Trans. District Rev. Series A:
5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (f)	1,520	1,619
5.75% 8/1/17 (Pre-Refunded to 8/1/10 @ 100) (f)	1,950	2,078
		4,436
Pennsylvania - 3.0%
Allegheny County Arpt. Rev.:
(Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (MBIA Insured) (e)	3,500	3,807
Series A1, 5.75% 1/1/12 (MBIA Insured) (e)	1,210	1,305
Allegheny County Hosp. Dev. Auth. Rev. (UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,352
Annville-Cleona School District 5.5% 3/1/23 (FSA Insured)	1,300	1,438
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,491
Central Dauphin School District Gen. Oblig. 7% 2/1/27 (Pre-Refunded to 2/1/16 @ 100) (f)	1,000	1,235
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (d)(e)	5,665	5,572
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/12	$ 1,120	$ 1,165
5% 12/15/13	1,155	1,204
Series B, 5% 12/15/13	3,115	3,248
(Crozer-Chester Med. Ctr. Proj.) 5.75% 12/15/13	1,165	1,261
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,000	2,538
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,707
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	1,300	1,391
6.5% 11/1/16 (e)	1,100	1,193
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(e)	2,300	2,314
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,350
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,713
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/16 (FSA Insured)	2,355	2,532
Series 17, 5.375% 7/1/20 (FSA Insured)	1,725	1,853
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,054
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,572
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,200
Pittsburgh Gen. Oblig. Series B, 5.25% 9/1/15 (FSA Insured)	3,000	3,301
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,670	1,714
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. 5.5% 9/1/14 (FSA Insured)	2,290	2,541
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,453
		62,504
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 0.6%
Puerto Rico Govt. Dev. Bank 5% 12/1/10	$ 11,460	$ 11,889
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,137
South Carolina - 1.4%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11	1,765	1,841
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,488
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,643
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,770
Greenwood Fifty School Facilities Installment 5% 12/1/15	1,360	1,462
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	680	707
Scago Edl. Facilities Corp. for Colleton School District:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	799
5% 12/1/19	2,040	2,162
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	5,500	6,233
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,102
Series A:
5.5% 1/1/14 (FGIC Insured)	1,300	1,430
5.5% 1/1/16 (FGIC Insured)	2,705	3,021
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/15	1,115	1,193
5% 12/1/17	1,335	1,433
		29,284
South Dakota - 0.3%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	2,000	2,129
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Dakota - continued
Minnehaha County Gen. Oblig.: - continued
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	$ 2,115	$ 2,250
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,499
		6,878
Tennessee - 1.3%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/10	5,000	5,196
5% 12/15/11	3,285	3,446
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,347
6.25% 1/1/13 (MBIA Insured)	1,700	1,907
7.25% 1/1/10 (MBIA Insured)	8,000	8,705
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,832
5% 9/1/11 (MBIA Insured)	1,835	1,931
5% 9/1/13 (MBIA Insured)	2,010	2,144
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,100	1,130
		27,638
Texas - 14.2%
Alamo Cmnty. College District:
5% 8/15/17 (FGIC Insured) (c)	3,100	3,364
5.625% 8/15/16 (FGIC Insured) (c)	3,115	3,520
Alvin Independent School District Series A, 5.25% 2/15/17	1,015	1,101
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	1,335	701
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 B, 6% 1/1/16	1,750	1,932
Series B:
6% 1/1/18	1,000	1,106
6% 1/1/19	1,335	1,471
Austin Independent School District 5.25% 8/1/11	3,515	3,734
Austin Util. Sys. Rev.:
Series A, 0% 11/15/10 (MBIA Insured)	5,200	4,531
0% 11/15/12 (AMBAC Insured)	5,645	4,545
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Util. Sys. Rev.: - continued
0% 5/15/17 (FGIC Insured)	$ 1,900	$ 1,245
Austin Wtr. & Wastewtr. Sys. Rev.:
Series A, 5% 5/15/31 (AMBAC Insured)	2,100	2,206
5% 11/15/10 (MBIA Insured)	1,735	1,812
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	188
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (f)	1,190	1,283
5.375% 5/1/16 (FSA Insured)	185	199
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (f)	1,240	1,336
5.375% 5/1/17 (FSA Insured)	195	209
Birdville Independent School District:
0% 2/15/12	4,150	3,433
5% 2/15/10	1,200	1,243
Boerne Independent School District 5.25% 2/1/35	1,300	1,376
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,605
Cedar Hill Independent School District 0% 8/15/07	1,270	1,253
Clint Independent School District:
5.5% 8/15/18	190	206
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (f)	810	881
Comal Independent School District (School Bldg. Proj.) 5% 2/1/33	1,500	1,562
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,622
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,520
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,637
Dallas County Gen. Oblig. Series A, 0% 8/15/07	3,605	3,558
Dallas Independent School District Series 2005, 5.25% 8/15/11	2,000	2,125
Del Valle Independent School District:
5% 2/1/15	2,015	2,154
5% 2/1/16	2,195	2,340
5.5% 2/1/11	1,350	1,437
Denton Independent School District 5% 8/15/33	5,300	5,491
DeSoto Independent School District 0% 8/15/18	2,195	1,345
Fort Worth Independent School District 5% 2/15/12	1,500	1,586
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,093
Gainesville Independent School District 5.25% 2/15/36	1,035	1,114
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Garland Independent School District:
Series A, 5% 2/15/10	$ 1,000	$ 1,036
5.5% 2/15/12	2,180	2,289
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,252
Harlandale Independent School District:
5.5% 8/15/35	15	16
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (f)	1,385	1,465
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 10/1/14 (MBIA Insured)	8,530	6,340
Series A, 5.25% 8/15/35 (FSA Insured)	4,600	4,816
0% 10/1/16 (MBIA Insured)	6,180	4,181
5.375% 8/15/23 (FSA Insured)	1,800	1,928
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A:
5.625% 2/15/14 (Pre-Refunded to 8/15/11 @ 100) (f)	2,500	2,694
5.625% 2/15/15 (Pre-Refunded to 8/15/11 @ 100) (f)	2,680	2,888
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (FGIC Insured)	1,000	1,081
5.5% 3/1/18 (FGIC Insured)	1,140	1,227
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (e)	3,300	3,312
Series B, 5.5% 7/1/30 (FSA Insured)	3,900	4,077
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	257
Houston Independent School District:
Series A, 0% 8/15/11	13,740	11,609
0% 8/15/10 (AMBAC Insured)	2,200	1,935
0% 8/15/15	2,000	1,422
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,261
0% 12/1/11 (AMBAC Insured)	8,250	6,907
Humble Independent School District:
0% 2/15/10	2,320	2,080
0% 2/15/16	1,250	869
0% 2/15/17	1,400	928
Irving Independent School District Series A, 0% 2/15/16	1,035	713
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	658
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Keller Independent School District: - continued
Series A, 0% 8/15/12	$ 1,590	$ 1,290
Kermit Independent School District 5.25% 12/15/32	2,400	2,606
Klein Independent School District Series A:
5% 8/1/13	1,455	1,556
5% 8/1/14	5,110	5,499
La Joya Independent School District 5.75% 2/15/17 (Pre-Refunded to 2/15/10 @ 100) (f)	2,200	2,324
Lamar Consolidated Independent School District 5.25% 2/15/14	305	309
Laredo Gen. Oblig. 5.125% 8/15/11 (FGIC Insured)	2,225	2,297
Lewisville Independent School District 0% 8/15/08	5,000	4,763
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	3,400	3,658
Lower Colorado River Auth. Rev. 0% 1/1/09 (Escrowed to Maturity) (f)	615	577
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	2,405	2,577
Mansfield Independent School District:
5.5% 2/15/13	230	245
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,345	1,433
5.5% 2/15/14	330	351
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (f)	1,950	2,078
5.5% 2/15/15	2,270	2,441
5.5% 2/15/16	3,450	3,710
5.5% 2/15/18	145	154
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (f)	855	911
5.5% 2/15/19	2,530	2,685
Mesquite Independent School District 5.375% 8/15/11	430	440
Midway Independent School District 0% 8/15/19	1,400	821
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/19 (FSA Insured)	520	563
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	3,480	3,781
Mount Pleasant Independent School District 5.5% 2/15/17 (Pre-Refunded to 8/15/11 @ 100) (f)	1,010	1,084
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	1,069
5.5% 8/15/26 (FGIC Insured)	1,225	1,344
New Braunfels Independent School District 5.5% 2/1/15	1,135	1,206
North Central Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (MBIA Insured)	2,520	2,826
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series A, 5% 1/1/28 (AMBAC Insured)	$ 3,300	$ 3,437
Northside Independent School District:
Series A, 5.25% 2/15/17	2,975	3,159
5.5% 2/15/13	1,090	1,160
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,300
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	565
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,079
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (f)	1,000	1,066
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (f)	500	533
Prosper Independent School District 5.125% 8/15/30	1,400	1,486
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (f)	1,210	1,284
Rockwall Independent School District:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,025	1,102
5.375% 2/15/18	25	27
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (f)	1,345	1,446
5.625% 2/15/11	3,865	4,133
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (f)	1,940	2,081
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (f)	1,510	1,620
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,081
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	1,050	1,135
San Antonio Elec. & Gas Sys. Rev.:
5.375% 2/1/17	3,495	3,729
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,689
5.75% 2/1/11 (Escrowed to Maturity) (f)	1,410	1,473
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,874
5.25% 2/1/14 (MBIA Insured)	1,835	1,995
San Antonio Wtr. Sys. Rev. Series A, 5% 5/15/32 (FSA Insured)	700	725
San Marcos Consolidated Independent School District:
5% 8/1/16	1,190	1,273
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Marcos Consolidated Independent School District: - continued
5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (f)	$ 3,650	$ 4,000
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,457
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,160
Spring Branch Independent School District:
5.375% 2/1/14	1,065	1,130
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,635	1,734
5.375% 2/1/18	480	506
5.375% 2/1/18 (Pre-Refunded to 2/1/11 @ 100) (f)	920	976
Texas Gen. Oblig. (College Student Ln. Prog.):
5.25% 8/1/09 (e)	6,885	7,106
5.375% 8/1/10 (e)	1,915	2,006
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	2,200	1,489
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,000	1,035
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	1,300	1,402
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000	2,115
Texas Tpk. Auth. Central Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	10,997
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,759
Series B, 5.625% 7/15/21	2,010	2,101
Town Ctr. Impt. District Sales & Hotel Occupancy Tax 5.625% 3/1/18 (FGIC Insured)	2,280	2,430
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,222
Waxahachie Independent School District:
0% 8/15/14	1,460	1,087
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (f)	4,780	2,173
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (f)	3,860	1,639
White Settlement Independent School District 5.75% 8/15/34	1,250	1,361
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	37
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Wylie Independent School District 0% 8/15/20	$ 1,000	$ 560
Ysleta Independent School District 0% 8/15/11	1,100	929
		296,787
Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series B, 5.75% 7/1/16 (MBIA Insured)	370	379
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	5,000	5,362
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,849
		8,590
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	2,800	3,030
Series A, 5.75% 12/1/18 (AMBAC Insured)	1,200	1,285
		4,315
Virginia - 0.3%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (d)(e)	1,700	1,698
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (e)	2,750	2,826
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I:
5.75% 5/1/07 (e)	1,380	1,381
5.85% 5/1/08 (e)	1,370	1,380
		7,285
Washington - 5.4%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	2,800	1,814
0% 6/1/24 (MBIA Insured)	1,525	713
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(e)	1,000	1,057
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,401
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,696
5.25% 1/1/11 (FSA Insured)	1,715	1,807
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Clark County Pub. Util. District #1 Elec. Rev.: - continued
5% 1/1/10 (MBIA Insured)	$ 2,000	$ 2,068
Clark County School District #114, Evergreen 5.375% 12/1/14 (FSA Insured)	2,000	2,157
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	3,000	1,740
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (f)	460	481
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/13	5,000	5,330
Series B, 6% 7/1/17 (MBIA Insured)	4,000	4,416
Franklin County Pub. Util. District #1 Elec. Rev.:
5.625% 9/1/21 (MBIA Insured)	145	157
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (f)	1,855	2,030
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (e)	1,235	1,286
Series B, 5.25% 1/1/16 (FGIC Insured) (e)	1,000	1,068
Port of Seattle Rev. Series B, 5.5% 9/1/08 (FGIC Insured) (e)	3,750	3,843
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	855	871
Snohomish County School District #4, Lake Stevens 5.125% 12/1/17 (FGIC Insured)	2,000	2,174
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/18 (MBIA Insured)	1,000	1,111
5.75% 12/1/20 (MBIA Insured)	1,000	1,109
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,386
0% 12/1/12 (FGIC Insured)	6,830	5,514
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,646
Series 2001 C, 5.25% 1/1/16	3,000	3,149
Series C, 5.25% 1/1/26 (FSA Insured)	2,200	2,307
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	2,056
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,065	3,273
(Swedish Health Svcs. Proj.) 5.5% 11/15/12 (AMBAC Insured)	3,000	3,106
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1997 B, 5.125% 7/1/13 (Pre-Refunded to 7/1/07 @ 102) (f)	$ 9,500	$ 9,722
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5% 7/1/12 (FSA Insured)	3,500	3,623
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/07 (Escrowed to Maturity) (f)	15,130	14,997
0% 7/1/10	16,000	14,095
0% 7/1/10	2,250	1,982
0% 7/1/12 (MBIA Insured)	4,000	3,262
		112,447
West Virginia - 0.5%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	1,100	743
West Virginia Commissioner of Hwys. Spl. Oblig. Series A, 5% 9/1/12 (FSA Insured)	1,500	1,593
West Virginia State School Bldg. Auth. Rev. Series A:
5% 7/1/14 (FGIC Insured) (c)	2,815	3,029
5% 7/1/15 (FGIC Insured) (c)	4,115	4,449
		9,814
Wisconsin - 0.9%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	2,180	2,330
Menasha Joint School District:
5.5% 3/1/19 (f)	970	1,040
5.5% 3/1/19 (FSA Insured)	60	64
Wisconsin Gen. Oblig. Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,063
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	886
(Wheaton Franciscan Healthcare Proj.) Series 2006 A, 5% 8/15/12	4,795	4,991
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/14	1,775	1,899
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (f)	1,760	1,893
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Svcs., Inc. Proj.):
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (f)	$ 1,000	$ 1,110
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (f)	1,600	1,793
		18,179
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $2,055,255)	2,087,725
NET OTHER ASSETS - 0.3%	6,309
NET ASSETS - 100%	$ 2,094,034
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.779% and pay quarterly a floating rate based on the BMA Municipal Swap Index with Citibank	May 2010	$ 23,000	$ 273
Receive quarterly a fixed rate equal to 3.859% and pay quarterly a floating rate based on the BMA Municipal Swap Index with Goldman Sachs	May 2010	23,000	324
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.074% with Merrill Lynch, Inc.	Jan. 2038	10,000	(83)
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.391% with Citibank	May 2027	5,000	(285)
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.498% with Merrill Lynch, Inc.	May 2027	5,000	(351)
Receive semi-annually a fixed rate equal to 5.419% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Jan. 2038	7,700	28
		$ 73,700	$ (94)
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,055,038,000. Net unrealized appreciation aggregated $32,687,000, of which $38,450,000 related to appreciated investment securities and $5,763,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2007